UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-03591

CALVERT VARIABLE SERIES, INC.

(Exact Name of Registrant as Specified in Charter)

2050 M Street NW, Washington, DC 20036

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(202) 238-2200

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

December 31, 2023

Date of Reporting Period

Item 1. Reports to Stockholders

Calvert
VP SRI Balanced Portfolio
Annual Report
December 31, 2023

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.

Annual Report December 31, 2023
Calvert
VP SRI Balanced Portfolio

Calvert
VP SRI Balanced Portfolio
December 31, 2023
Management's Discussion of Fund Performance†

Economic and Market Conditions
For U.S. equity and fixed-income investors, the 12-month period ended December 31, 2023, may be viewed as a roller-coaster ride driven by shifting perceptions of how long the U.S. Federal Reserve (the Fed) might keep raising interest rates to combat inflation, how long rates might remain high, and whether the Fed could guide the world’s largest economy to a soft economic landing.
As the period opened in January 2023, U.S. equities began a rally that lasted through July. The initial tailwind was ChatGPT, an artificial intelligence (AI) application that led investors to perceive AI might become the next big innovation to drive stock market performance. Earlier recession fears that had weighed on stock prices receded as more investors came to view the U.S. economy as doing surprisingly well.
In the fixed-income market, meanwhile, government bonds performed poorly as the Fed continued raising the federal funds rate through July 2023. Corporate bond returns, however, were positive throughout the period, buoyed by the very factors that were fueling inflation: low unemployment, strong job creation, and robust consumer spending.
From August through October 2023, the bond market became an attractive alternative to stocks as investors feared the Fed might keep rates higher for longer than anticipated, and longer-term bond interest rates rose sharply. Given the potential for relatively strong returns with lower risk than stocks, many investors shifted asset allocations from equities to bonds.
In the final two months of the period, however, U.S. stocks and bonds both rallied. Encouraged by cooling economic data and declining inflation, investors began to conclude the Fed was done raising interest rates -- and might begin lowering rates as early as March 2024.
In response, the U.S. stock market ended the period on a high note. The S&P 500® Index, a broad measure of U.S. stocks; the blue-chip Dow Jones Industrial Average®; and the technology-laden Nasdaq Composite Index each rose more than 9% in November and more than 4% in December 2023. The bond market rebounded as the Fed announced in December that its monetary tightening cycle was finished and there could be as many as three rate cuts in 2024.
For the period as a whole, U.S. equity performance was strong. The S&P 500® Index returned 26.29%, the Dow Jones Industrial Average® returned 16.18%, and the Nasdaq Composite Index returned 44.64%.
U.S. Treasurys finished the period in positive territory as well, with the Bloomberg U.S. Treasury Index returning 4.05%. The Bloomberg U.S. Corporate Bond Index, meanwhile, returned 8.52% during the period.
Fund Performance
For the 12-month period ended December 31, 2023, Calvert VP SRI Balanced Portfolio (the Fund) returned 16.82% for Class I shares at net asset value (NAV), underperforming its primary benchmark, the Russell 1000® Index (the Index), which returned 26.53%. The Fund underperformed its secondary benchmark, the Balanced Blended Benchmark (the Blended Index), which returned 17.81% during the period. The Blended Index is an internally constructed blend of 60% Russell 1000® Index and 40% Bloomberg U.S. Aggregate Bond Index (the Bond Index).
Rather than its long-term 60%/40% equities/fixed-income strategic allocation, the Fund maintained a lower proportion of equities to fixed-income assets during the period, which detracted from returns relative to the Index. Overall, security selections in the Fund’s equity portfolio -- particularly in the information technology and communication services sectors -- detracted from Index-relative returns during the period.
On a company basis, the Fund’s underweight exposure to NVIDIA Corp. (NVIDIA), a manufacturer of semiconductor chips, was the leading individual detractor from Index-relative returns during the period. The share price of NVDIA rose as the appeal of businesses associated with artificial intelligence (AI) skyrocketed.
Not owning Meta Platforms, Inc. (Meta) also detracted from Index-relative returns. The share price of Meta -- whose social media platform includes Facebook, Instagram, Messenger, and WhatsApp -- rose as investors responded positively to the company’s heightened focus on efficiency and cost reduction during the period.
The Fund’s overweight exposure to beverage giant Coca-Cola Co. (Coca-Cola) also weighed on Index-relative returns. Coca-Cola’s share price fizzled in 2023 due to soft sales. By period-end, the stock was sold from the Fund.
In contrast, the Fund’s sector allocations contributed to relative returns in its equity portfolio. An underweight exposure to the energy sector -- among the Index’s weakest performers -- was particularly beneficial. Security selections in the health care sector also contributed to Index-relative performance during the period.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return.

Calvert
VP SRI Balanced Portfolio
December 31, 2023
Management's Discussion of Fund Performance† — continued

An overweight exposure to Eli Lilly & Co. (Eli Lilly), a global pharmaceutical company specializing in diabetes, oncology, and immunology therapies, was a leading contributor during the period. Eli Lilly’s share price began climbing in March and spiked in August 2023 after the company reported strong second-quarter earnings driven by sales of its diabetes drug, Mounjaro.
The Fund’s overweight exposure to Lam Research Corp. (Lam Research), a supplier of wafer-fabrication equipment to the semiconductor industry, contributed to Index-relative performance. Lam Research’s share price rose as the company showed strong revenue and earnings growth driven by expansion in the AI and semiconductor industries.
An overweight exposure to Fair Isaac Corp. (Fair Isaac), a data analytics company best known for its FICO® credit score, also contributed to Index-relative returns during the period. Fair Isaac’s share price rose due to greater-than-expected pricing power in the company’s scoring business and growth in its platform business.
Meanwhile, the Fund’s fixed-income investments outperformed the Bond Index as sector allocations contributed to returns. An out-of-Index allocation to high yield corporate securities and an underweight exposure to U.S. Treasurys were especially beneficial.
An overweight exposure to investment-grade corporate securities and an out-of-Index allocation to non-agency mortgage-backed securities (MBS) enhanced Index-relative returns. Security selections -- especially in asset-backed and investment-grade corporate securities -- also contributed, while selections in commercial MBS detracted from Index-relative performance during the period.
The Fund’s use of derivatives in its fixed-income portfolio had a small positive impact on Index-relative returns during the period.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return.

Calvert
VP SRI Balanced Portfolio
December 31, 2023
Performance

Portfolio Manager(s) Vishal Khanduja, CFA, Brian S. Ellis, CFA and Charles B. Gaffney, each of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class I at NAV	09/02/1986	09/02/1986	16.82%	10.27%	7.46%
Class F at NAV	10/18/2013	09/02/1986	16.42	9.99	7.11

Russell 1000® Index	—	—	26.53%	15.51%	11.80%
Bloomberg U.S. Aggregate Bond Index	—	—	5.53	1.10	1.81
Balanced Blended Benchmark	—	—	17.81	9.90	7.97

% Total Annual Operating Expense Ratios[3]	Class I	Class F
	0.64%	0.89%
Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class I of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.
Growth of Investment[2]	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class F	$10,000	12/31/2013	$19,889	N.A.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return.

Calvert
VP SRI Balanced Portfolio
December 31, 2023
Fund Profile

Asset Allocation (% of total investments)

Equity Investments Sector Allocation (% of total investments)

Fixed-Income Allocation (% of total investments)

Calvert
VP SRI Balanced Portfolio
December 31, 2023
Endnotes and Additional Disclosures

†	The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Calvert and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Calvert fund. This commentary may contain statements that are not historical facts, referred to as “forward-looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward-looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[1]	Russell 1000® Index is an unmanaged index of 1,000 U.S. large-cap stocks. Bloomberg U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. The Balanced Blended Benchmark is an internally constructed benchmark which is comprised of a blend of 60% Russell 1000® Index and 40% Bloomberg U.S. Aggregate Bond Index, and is rebalanced monthly. Prior to 11/1/15, the fixed-income component was the Bloomberg U.S. Credit Index. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	There is no sales charge. Insurance-related charges are not included in the calculation of returns. If such charges were reflected, the returns would be lower. Please refer to the report for your insurance contract for performance data reflecting insurance-related charges.
Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
Fund profile subject to change due to active management.
Additional Information
S&P 500® Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. S&P Dow Jones Indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® and S&P 500® are registered trademarks of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”);
S&P DJI, Dow Jones and their respective affiliates do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. Nasdaq Composite Index is a market capitalization-weighted index of all domestic and international securities listed on Nasdaq. Source: Nasdaq, Inc. The information is provided by Nasdaq (with its affiliates, are referred to as the “Corporations”) and Nasdaq’s third party licensors on an “as is” basis and the Corporations make no guarantees and bear no liability of any kind with respect to the information or the Fund. Bloomberg U.S. Treasury Index measures the performance of U.S. Treasuries with a maturity of one year or more. Bloomberg U.S. Corporate Bond Index measures the performance of investment-grade U.S. corporate securities with a maturity of one year or more.

Calvert
VP SRI Balanced Portfolio
December 31, 2023
Fund Expenses

Example
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2023 to December 31, 2023).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses and charges which are, or may be imposed under the variable annuity contract or variable life insurance policy (variable contracts) (if applicable) or qualified pension or retirement plans (Qualified Plans) through which your investment in the Fund is made. Therefore, the second section of the table is useful in comparing ongoing costs associated with an investment in vehicles which fund benefits under variable contracts and Qualified Plans, and will not help you determine the relative total costs of investing in the Fund through variable contracts or Qualified Plans. In addition, if these expenses and charges imposed under the variable contracts or Qualified Plans were included, your costs would have been higher.
	Beginning Account Value (7/1/23)	Ending Account Value (12/31/23)	Expenses Paid During Period* (7/1/23 – 12/31/23)	Annualized Expense Ratio
Actual
Class I	$1,000.00	$1,070.00	$3.44	0.66%
Class F	$1,000.00	$1,065.90	$4.74	0.91%
Hypothetical
(5% return per year before expenses)
Class I	$1,000.00	$1,021.88	$3.36	0.66%
Class F	$1,000.00	$1,020.62	$4.63	0.91%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on June 30, 2023. Expenses shown do not include insurance-related charges or direct expenses of Qualified Plans.

Calvert
VP SRI Balanced Portfolio
December 31, 2023
Schedule of Investments

Asset-Backed Securities — 5.7%

Security	Principal Amount (000's omitted)*	Value
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	432	$ 378,044
Cologix Data Centers US Issuer, LLC:
Series 2021-1A, Class A2, 3.30%, 12/26/51(1)	600	541,089
Series 2021-1A, Class B, 3.79%, 12/26/51(1)	350	311,127
Conn's Receivables Funding, LLC:
Series 2021-A, Class C, 4.59%, 5/15/26(1)	53	52,710
Series 2022-A, Class B, 9.52%, 12/15/26(1)	401	402,531
Series 2022-A, Class C, 0.00%, 12/15/26(1)	600	531,008
DataBank Issuer, Series 2021-2A, Class A2, 2.40%, 10/25/51(1)	283	252,061
DB Master Finance, LLC, Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)	80	76,188
Diamond Infrastructure Funding, LLC:
Series 2021-1A, Class A, 1.76%, 4/15/49(1)	415	368,869
Series 2021-1A, Class C, 3.475%, 4/15/49(1)	99	85,878
Diamond Issuer, Series 2021-1A, Class A, 2.305%, 11/20/51(1)	782	690,146
Driven Brands Funding, LLC:
Series 2018-1A, Class A2, 4.739%, 4/20/48(1)	84	82,487
Series 2019-1A, Class A2, 4.641%, 4/20/49(1)	85	82,160
Enterprise Fleet Financing, LLC, Series 2023-1, Class A2, 5.51%, 1/22/29(1)	702	703,131
ExteNet, LLC:
Series 2019-1A, Class A2, 3.204%, 7/25/49(1)	345	337,185
Series 2019-1A, Class B, 4.14%, 7/25/49(1)	55	53,684
Federal National Mortgage Association Grantor Trust, Series 2017-T1, Class A, 2.898%, 6/25/27	273	257,700
FMC GMSR Issuer Trust:
Series 2021-GT1, Class A, 3.62%, 7/25/26(1)(2)	100	86,460
Series 2021-GT2, Class A, 3.85%, 10/25/26(1)(2)	420	364,388
Series 2022-GT1, Class A, 6.19%, 4/25/27(1)	100	96,145
Series 2022-GT2, Class A, 7.90%, 7/25/27(1)	350	354,681
FOCUS Brands Funding, LLC, Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	168	161,373
GoodLeap Sustainable Home Solutions Trust, Series 2021-5CS, Class A, 2.31%, 10/20/48(1)	200	156,248
Hardee's Funding, LLC, Series 2020-1A, Class A2, 3.981%, 12/20/50(1)	175	153,858
Helios Issuer, LLC, Series 2023-GRID1, Class 1A, 5.75%, 12/20/50(1)	285	293,088
Jersey Mike's Funding, Series 2019-1A, Class A2, 4.433%, 2/15/50(1)	279	264,943
JPMorgan Chase Bank, NA, Series 2021-3, Class B, 0.76%, 2/26/29(1)	98	95,021
LAD Auto Receivables Trust:
Series 2023-1A, Class A2, 5.68%, 10/15/26(1)	120	119,516
Series 2023-4A, Class A2, 6.21%, 10/15/26(1)	142	142,431
LL ABS Trust, Series 2022-1A, Class B, 5.05%, 11/15/29(1)	100	98,699
Security	Principal Amount (000's omitted)*		Value
Loanpal Solar Loan, Ltd., Series 2020-1GS, Class C, 2.00%, 6/20/47(1)		73	$ 42,480
Marlette Funding Trust, Series 2023-1A, Class A, 6.07%, 4/15/33(1)		346	345,701
Mill City Solar Loan, Ltd., Series 2020-1A, Class C, 2.00%, 6/20/47(1)		148	97,197
Mosaic Solar Loan Trust:
Series 2019-1A, Class A, 4.37%, 12/21/43(1)		159	148,638
Series 2019-2A, Class B, 3.28%, 9/20/40(1)		376	335,272
Series 2020-1A, Class A, 2.10%, 4/20/46(1)		44	38,425
Series 2020-1A, Class B, 3.10%, 4/20/46(1)		44	38,904
Series 2020-2A, Class A, 1.44%, 8/20/46(1)		80	67,380
Series 2020-2A, Class B, 2.21%, 8/20/46(1)		95	77,420
Series 2021-1A, Class C, 2.25%, 12/20/46(1)		406	354,996
Series 2021-3A, Class C, 1.77%, 6/20/52(1)		99	81,098
Series 2022-2A, Class D, 8.29%, 1/21/53(1)		100	51,203
Neighborly Issuer, LLC, Series 2021-1A, Class A2, 3.584%, 4/30/51(1)		380	331,432
NRZ Excess Spread-Collateralized Notes, Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)		247	229,517
OneMain Financial Issuance Trust, Series 2022-S1, Class A, 4.13%, 5/14/35(1)		495	482,548
Oportun Funding XIV, LLC, Series 2021-A, Class B, 1.76%, 3/8/28(1)		51	48,544
Oportun Funding, LLC, Series 2022-1, Class A, 3.25%, 6/15/29(1)		40	40,131
Oportun Issuance Trust:
Series 2021-B, Class A, 1.47%, 5/8/31(1)		361	337,375
Series 2021-B, Class C, 3.65%, 5/8/31(1)		100	93,252
Series 2021-C, Class A, 2.18%, 10/8/31(1)		1,850	1,708,244
Series 2021-C, Class B, 2.67%, 10/8/31(1)		220	201,145
Series 2022-2, Class C, 9.36%, 10/9/29(1)		125	125,229
Series 2022-3, Class B, 8.533%, 1/8/30(1)		390	392,404
Pagaya AI Debt Selection Trust:
Series 2021-2, 3.00%, 1/25/29(1)		120	117,302
Series 2021-5, Class A, 1.53%, 8/15/29(1)		47	47,039
Series 2021-HG1, Class A, 1.22%, 1/16/29(1)		59	57,267
Planet Fitness Master Issuer, LLC, Series 2019-1A, Class A2, 3.858%, 12/5/49(1)		269	237,482
Prodigy Finance CM DAC, Series 2021-1A, Class A, 6.72%, (1 mo. SOFR + 1.364%), 7/25/51(1)(3)		99	98,613
Retained Vantage Data Centers Issuer, LLC:
Series 2023-1A, Class A2A, 5.00%, 9/15/48(1)		675	635,484
Series 2023-1A, Class A2B, 5.25%, 9/15/48(1)	CAD	150	105,951
Series 2023-1A, Class B, 5.75%, 9/15/48(1)		95	88,204
ServiceMaster Funding, LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)		153	133,823
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)		172	141,433
SERVPRO Master Issuer, LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)		912	860,285
SoFi Consumer Loan Program Trust, Series 2023-1S, Class A, 5.81%, 5/15/31(1)		77	76,729

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
December 31, 2023
Schedule of Investments — continued

Security	Principal Amount (000's omitted)*	Value
SolarCity LMC Series I, LLC, Series 2013-1, Class A, 4.80%, 11/20/38(1)	149	$ 142,764
Sonic Capital, LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)	504	477,425
SpringCastle America Funding, LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)	176	162,282
Stack Infrastructure Issuer, LLC:
Series 2019-2A, Class A2, 3.08%, 10/25/44(1)	200	194,223
Series 2020-1A, Class A2, 1.893%, 8/25/45(1)	247	228,859
Sunnova Helios IX Issuer, LLC, Series 2022-B, Class A, 5.00%, 8/20/49(1)	244	239,579
Sunnova Helios V Issuer, LLC, Series 2021-A, Class A, 1.80%, 2/20/48(1)	279	242,476
Sunnova Helios X Issuer, LLC, Series 2022-C, Class B, 5.60%, 11/22/49(1)	468	450,027
Sunnova Helios XII Issuer, LLC, Series 2023-B, Class A, 5.30%, 8/22/50(1)	449	440,479
Sunnova Sol II Issuer, LLC, Series 2020-2A, Class A, 2.73%, 11/1/55(1)	690	561,794
Sunnova Sol Issuer, LLC, Series 2020-1A, Class A, 3.35%, 2/1/55(1)	92	80,955
Sunrun Atlas Issuer, LLC, Series 2019-2, Class A, 3.61%, 2/1/55(1)	195	178,567
Sunrun Callisto Issuer, LLC, Series 2015-1A, Class B, 5.38%, 7/20/45(1)	257	248,813
Sunrun Demeter Issuer, LLC, Series 2021-2A, Class A, 2.27%, 1/30/57(1)	238	201,371
Sunrun Jupiter Issuer, LLC, Series 2022-1A, Class A, 4.75%, 7/30/57(1)	684	627,051
Sunrun Xanadu Issuer, LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(1)	145	135,484
Theorem Funding Trust:
Series 2021-1A, Class B, 1.84%, 12/15/27(1)	52	51,262
Series 2022-3A, Class A, 7.60%, 4/15/29(1)	91	91,938
United States Small Business Administration, Series 2017-20E, Class 1, 2.88%, 5/1/37	371	341,200
Upstart Pass-Through Trust, Series 2020-ST1, Class A, 3.75%, 2/20/28(1)	22	22,400
Vantage Data Centers Issuer, LLC:
Series 2019-1A, Class A2, 3.188%, 7/15/44(1)	287	281,747
Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	735	640,102
Series 2021-1A, Class A2, 2.165%, 10/15/46(1)	224	202,169
Vivint Solar Financing VII, LLC, Series 2020-1A, Class A, 2.21%, 7/31/51(1)	357	298,892
Willis Engine Structured Trust V, Series 2020-A, Class B, 4.212%, 3/15/45(1)	199	171,260
Total Asset-Backed Securities (identified cost $24,064,478)		$ 22,574,115

Collateralized Mortgage Obligations — 1.2%

Security	Principal Amount (000's omitted)	Value
Bellemeade Re, Ltd.:
Series 2021-3A, Class A2, 6.337%, (30-day average SOFR + 1.00%), 9/25/31(1)(3)	$215	$ 213,551
Series 2021-3A, Class M1B, 6.737%, (30-day average SOFR + 1.40%), 9/25/31(1)(3)	170	168,206
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(4)	397	360,932
CHNGE Mortgage Trust:
Series 2023-2, Class A3, 7.436% to 5/25/26, 6/25/58(1)(4)	262	263,351
Series 2023-4, Class A1, 7.573% to 8/25/26, 9/25/58(1)(4)	340	350,627
Eagle Re, Ltd., Series 2021-2, Class M1C, 8.787%, (30-day average SOFR + 3.45%), 4/25/34(1)(3)	150	152,962
Federal Home Loan Mortgage Corp., Series 5324, Class MZ, 6.00%, 7/25/53	36	38,374
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2019-DNA3, Class B2, 13.602%, (30-day average SOFR + 8.264%), 7/25/49(1)(3)	85	96,734
Series 2019-DNA4, Class M2, 7.402%, (30-day average SOFR + 2.064%), 10/25/49(1)(3)	2	2,012
Series 2019-HQA4, Class B1, 8.402%, (30-day average SOFR + 3.064%), 11/25/49(1)(3)	19	19,094
Series 2020-DNA6, Class B1, 8.337%, (30-day average SOFR + 3.00%), 12/25/50(1)(3)	25	25,996
Series 2020-HQA2, Class B1, 9.552%, (30-day average SOFR + 4.214%), 3/25/50(1)(3)	41	44,795
Series 2021-DNA2, Class B1, 8.737%, (30-day average SOFR + 3.40%), 8/25/33(1)(3)	55	57,640
Series 2021-DNA3, Class M1, 6.087%, (30-day average SOFR + 0.75%), 10/25/33(1)(3)	38	37,730
Series 2022-DNA2, Class M1A, 6.637%, (30-day average SOFR + 1.30%), 2/25/42(1)(3)	223	223,278
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2014-C02, Class 2M2, 8.052%, (30-day average SOFR + 2.714%), 5/25/24(3)	30	30,680
Series 2014-C03, Class 2M2, 8.352%, (30-day average SOFR + 3.014%), 7/25/24(3)	39	39,099
Series 2018-R07, Class 1M2, 7.852%, (30-day average SOFR + 2.514%), 4/25/31(1)(3)	4	3,928
Series 2019-R01, Class 2B1, 9.802%, (30-day average SOFR + 4.464%), 7/25/31(1)(3)	55	59,060
Series 2019-R02, Class 1B1, 9.602%, (30-day average SOFR + 4.264%), 8/25/31(1)(3)	51	54,422
Series 2019-R03, Class 1B1, 9.552%, (30-day average SOFR + 4.214%), 9/25/31(1)(3)	53	56,348
Series 2019-R05, Class 1B1, 9.552%, (30-day average SOFR + 4.214%), 7/25/39(1)(3)	68	70,746
Series 2019-R06, Class 2B1, 9.202%, (30-day average SOFR + 3.864%), 9/25/39(1)(3)	299	308,628
Series 2019-R07, Class 1B1, 8.852%, (30-day average SOFR + 3.514%), 10/25/39(1)(3)	109	112,524
Series 2020-R02, Class 2B1, 8.452%, (30-day average SOFR + 3.114%), 1/25/40(1)(3)	405	410,552

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
December 31, 2023
Schedule of Investments — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association Connecticut Avenue Securities: (continued)
Series 2021-R01, Class 1B2, 11.337%, (30-day average SOFR + 6.00%), 10/25/41(1)(3)	$142	$ 146,973
Series 2021-R02, Class 2B1, 8.637%, (30-day average SOFR + 3.30%), 11/25/41(1)(3)	12	12,417
Government National Mortgage Association:
Series 2023-84, Class DL, 6.00%, 6/20/53	163	171,259
Series 2023-84, Class MW, 6.00%, 6/20/53	171	179,819
Series 2023-98, Class BW, 6.00%, 7/20/53	25	26,286
Series 2023-99, Class AL, 6.00%, 7/20/53	25	26,289
Home Re, Ltd.:
Series 2018-1, Class M2, 8.47%, (1 mo. SOFR + 3.114%), 10/25/28(1)(3)	120	121,837
Series 2021-1, Class M2, 8.302%, (30-day average SOFR + 2.964%), 7/25/33(1)(3)	150	150,227
PNMAC GMSR Issuer Trust, Series 2022-FT1, Class A, 9.527%, (30-day average SOFR + 4.19%), 6/25/27(1)(3)	881	884,886
Total Collateralized Mortgage Obligations (identified cost $4,840,163)		$ 4,921,262

Commercial Mortgage-Backed Securities — 4.4%

Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class DNM, 3.719%, 11/5/32(1)(2)	$695	$ 451,520
Series 2019-BPR, Class ENM, 3.719%, 11/5/32(1)(2)	325	115,443
Series 2019-BPR, Class FNM, 3.719%, 11/5/32(1)(2)	485	119,853
BPR Trust, Series 2022-SSP, Class A, 8.362%, (1 mo. SOFR + 3.00%), 5/15/39(1)(3)	295	296,106
BX Commercial Mortgage Trust:
Series 2019-XL, Class A, 6.396%, (1 mo. SOFR + 1.034%), 10/15/36(1)(3)	319	318,462
Series 2019-XL, Class B, 6.556%, (1 mo. SOFR + 1.194%), 10/15/36(1)(3)	280	279,172
Series 2021-VOLT, Class B, 6.426%, (1 mo. SOFR + 1.064%), 9/15/36(1)(3)	666	649,394
Series 2021-VOLT, Class C, 6.576%, (1 mo. SOFR + 1.214%), 9/15/36(1)(3)	204	196,800
Series 2021-VOLT, Class D, 7.126%, (1 mo. SOFR + 1.764%), 9/15/36(1)(3)	702	676,359
CSMC:
Series 2021-BPNY, Class A, 9.191%, (1 mo. SOFR + 3.829%), 8/15/26(1)(3)	100	88,783
Series 2022-NWPT, Class A, 8.505%, (1 mo. SOFR + 3.143%), 9/9/24(1)(3)	290	292,901
Extended Stay America Trust:
Series 2021-ESH, Class A, 6.556%, (1 mo. SOFR + 1.194%), 7/15/38(1)(3)	408	404,453
Series 2021-ESH, Class C, 7.176%, (1 mo. SOFR + 1.814%), 7/15/38(1)(3)	560	551,710
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates:
Series KG02, Class A2, 2.412%, 8/25/29	$1,440	$ 1,305,697
Series KG03, Class A2, 1.297%, 6/25/30(2)	305	253,294
Series KG08, Class A2, 4.134%, 5/25/33(2)	339	330,530
Series KSG1, Class A2, 1.503%, 9/25/30	278	232,854
Series KW06, Class A2, 3.80%, 6/25/28(2)	530	515,596
Series W5FX, Class AFX, 3.214%, 4/25/28(2)	192	181,951
Federal National Mortgage Association:
Series 2017-M13, Class A2, 2.932%, 9/25/27(2)	507	482,597
Series 2018-M13, Class A2, 3.74%, 9/25/30(2)	1,301	1,253,098
Series 2019-M1, Class A2, 3.547%, 9/25/28(2)	399	386,234
Series 2019-M22, Class A2, 2.522%, 8/25/29	483	439,454
Series 2020-M1, Class A2, 2.444%, 10/25/29	963	869,366
Series 2020-M20, Class A2, 1.435%, 10/25/29	605	513,069
Series 2023-M1S, Class A2, 4.506%, 4/25/33(2)	848	850,722
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M10, 8.702%, (30-day average SOFR + 3.364%), 10/25/49(1)(3)	455	444,131
Series 2020-01, Class M10, 9.202%, (30-day average SOFR + 3.864%), 3/25/50(1)(3)	524	507,494
FS Commercial Mortgage Trust, Series 2023-4SZN, Class A, 7.066%, 11/10/39(1)	262	273,283
Hawaii Hotel Trust, Series 2019-MAUI, Class A, 6.559%, (1 mo. SOFR + 1.197%), 5/15/38(1)(3)	989	982,454
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	300	42,236
Series 2014-DSTY, Class C, 3.805%, 6/10/27(1)(2)	100	6,618
Med Trust:
Series 2021-MDLN, Class D, 7.476%, (1 mo. SOFR + 2.114%), 11/15/38(1)(3)	294	286,826
Series 2021-MDLN, Class E, 8.626%, (1 mo. SOFR + 3.264%), 11/15/38(1)(3)	219	212,792
Morgan Stanley Capital I Trust:
Series 2019-BPR, Class A, 7.335%, (1 mo. SOFR + 1.992%), 5/15/36(1)(3)(5)	409	400,116
Series 2019-BPR, Class B, 8.035%, (1 mo. SOFR + 2.692%), 5/15/36(1)(3)(5)	187	181,503
Series 2019-BPR, Class C, 8.985%, (1 mo. SOFR + 3.642%), 5/15/36(1)(3)(5)	100	96,048
ORL Trust, Series 2023-GLKS, Class A, 7.712%, (1 mo. SOFR + 2.35%), 10/19/36(1)(3)	289	289,993
TYSN Mortgage Trust, Series 2023-CRNR, Class A, 6.799%, 12/10/33(1)(2)	422	440,782
VMC Finance, LLC:
Series 2021-HT1, Class A, 7.123%, (1 mo. SOFR + 1.764%), 1/18/37(1)(3)	389	382,351
Series 2021-HT1, Class B, 9.973%, (1 mo. SOFR + 4.614%), 1/18/37(1)(3)	753	729,907

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
December 31, 2023
Schedule of Investments — continued

Security	Principal Amount (000's omitted)	Value
WFLD Mortgage Trust, Series 2014-MONT, Class C, 3.755%, 8/10/31(1)(2)	$450	$ 268,715
Total Commercial Mortgage-Backed Securities (identified cost $19,549,462)		$ 17,600,667

Common Stocks — 59.8%

Security	Shares	Value
Aerospace & Defense — 0.5%
HEICO Corp.	11,300	$ 2,021,231
		$ 2,021,231
Biotechnology — 1.3%
AbbVie, Inc.	33,500	$ 5,191,495
		$ 5,191,495
Broadline Retail — 2.9%
Amazon.com, Inc.(6)	76,380	$ 11,605,177
		$ 11,605,177
Capital Markets — 3.8%
Intercontinental Exchange, Inc.	36,200	$ 4,649,166
S&P Global, Inc.	9,400	4,140,888
Stifel Financial Corp.	45,800	3,167,070
Tradeweb Markets, Inc., Class A	36,403	3,308,305
		$ 15,265,429
Chemicals — 0.9%
Linde PLC	8,800	$ 3,614,248
		$ 3,614,248
Commercial Services & Supplies — 1.1%
GFL Environmental, Inc.	44,294	$ 1,528,586
Waste Management, Inc.	15,416	2,761,005
		$ 4,289,591
Consumer Staples Distribution & Retail — 1.4%
Walmart, Inc.	34,500	$ 5,438,925
		$ 5,438,925
Containers & Packaging — 0.8%
AptarGroup, Inc.	26,600	$ 3,288,292
		$ 3,288,292
Electric Utilities — 0.8%
NextEra Energy, Inc.	49,400	$ 3,000,556
		$ 3,000,556
Security	Shares	Value
Electrical Equipment — 0.9%
AMETEK, Inc.	21,900	$ 3,611,091
		$ 3,611,091
Energy Equipment & Services — 1.1%
Baker Hughes Co.	130,600	$ 4,463,908
		$ 4,463,908
Financial Services — 2.2%
Shift4 Payments, Inc., Class A(6)	36,100	$ 2,683,674
Visa, Inc., Class A	23,700	6,170,295
		$ 8,853,969
Ground Transportation — 1.4%
Uber Technologies, Inc.(6)	33,800	$ 2,081,066
Union Pacific Corp.	13,500	3,315,870
		$ 5,396,936
Health Care Equipment & Supplies — 1.6%
Intuitive Surgical, Inc.(6)	9,900	$ 3,339,864
Stryker Corp.	10,600	3,174,276
		$ 6,514,140
Health Care Providers & Services — 0.9%
Humana, Inc.	7,400	$ 3,387,794
		$ 3,387,794
Hotels, Restaurants & Leisure — 1.0%
Domino's Pizza, Inc.	3,200	$ 1,319,136
Marriott International, Inc., Class A	11,300	2,548,263
		$ 3,867,399
Household Products — 1.1%
Procter & Gamble Co. (The)	29,900	$ 4,381,546
		$ 4,381,546
Insurance — 2.2%
Allstate Corp. (The)	33,200	$ 4,647,336
W.R. Berkley Corp.	59,700	4,221,984
		$ 8,869,320
Interactive Media & Services — 4.5%
Alphabet, Inc., Class A(6)	40,000	$ 5,587,600
Alphabet, Inc., Class C(6)	87,900	12,387,747
		$ 17,975,347
IT Services — 0.8%
Gartner, Inc.(6)	7,500	$ 3,383,325
		$ 3,383,325

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
December 31, 2023
Schedule of Investments — continued

Security	Shares	Value
Life Sciences Tools & Services — 2.0%
Danaher Corp.	11,100	$ 2,567,874
Illumina, Inc.(6)	14,200	1,977,208
Thermo Fisher Scientific, Inc.	6,418	3,406,610
		$ 7,951,692
Machinery — 0.6%
Parker-Hannifin Corp.	5,000	$ 2,303,500
		$ 2,303,500
Media — 1.0%
Comcast Corp., Class A	89,200	$ 3,911,420
		$ 3,911,420
Multi-Utilities — 0.4%
Sempra	19,500	$ 1,457,235
		$ 1,457,235
Pharmaceuticals — 1.5%
Eli Lilly & Co.	10,000	$ 5,829,200
		$ 5,829,200
Professional Services — 2.8%
Automatic Data Processing, Inc.	16,400	$ 3,820,708
Booz Allen Hamilton Holding Corp.	17,900	2,289,589
TransUnion	70,200	4,823,442
		$ 10,933,739
Real Estate Management & Development — 0.9%
FirstService Corp.	21,800	$ 3,533,562
		$ 3,533,562
Semiconductors & Semiconductor Equipment — 5.1%
Analog Devices, Inc.	19,800	$ 3,931,488
Broadcom, Inc.	3,749	4,184,821
Lam Research Corp.	3,800	2,976,388
NVIDIA Corp.	18,900	9,359,658
		$ 20,452,355
Software — 6.9%
ANSYS, Inc.(6)	9,500	$ 3,447,360
Fair Isaac Corp.(6)	2,700	3,142,827
Microsoft Corp.	54,993	20,679,568
		$ 27,269,755
Specialty Retail — 1.4%
Burlington Stores, Inc.(6)	14,000	$ 2,722,720
TJX Cos., Inc. (The)	31,100	2,917,491
		$ 5,640,211
Security	Shares	Value
Technology Hardware, Storage & Peripherals — 4.6%
Apple, Inc.	95,388	$ 18,365,052
		$ 18,365,052
Textiles, Apparel & Luxury Goods — 0.7%
NIKE, Inc., Class B	24,200	$ 2,627,394
		$ 2,627,394
Wireless Telecommunication Services — 0.7%
T-Mobile US, Inc.	18,430	$ 2,954,882
		$ 2,954,882
Total Common Stocks (identified cost $152,685,186)		$237,649,716

Corporate Bonds — 14.7%

Security	Principal Amount* (000’s omitted)	Value
Basic Materials — 0.4%
Celanese U.S. Holdings, LLC:
6.35%, 11/15/28	303	$ 318,055
6.55%, 11/15/30	285	301,636
6.70%, 11/15/33	126	136,739
Compass Minerals International, Inc., 6.75%, 12/1/27(1)	410	406,435
South32 Treasury, Ltd., 4.35%, 4/14/32(1)	306	276,046
		$ 1,438,911
Communications — 0.7%
AT&T, Inc.:
3.55%, 9/15/55	202	$ 145,372
3.65%, 6/1/51	631	475,709
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.00%, 2/1/28(1)	124	118,738
Charter Communications Operating, LLC/Charter Communications Operating Capital:
4.80%, 3/1/50	733	568,335
5.125%, 7/1/49	340	276,575
Clear Channel Outdoor Holdings, Inc., 5.125%, 8/15/27(1)(7)	50	47,763
Connect Finco S.a.r.l./Connect US Finco, LLC, 6.75%, 10/1/26(1)	275	273,593
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(1)	300	294,139
Rogers Communications, Inc., 3.80%, 3/15/32	395	363,614
SES Global Americas Holdings GP, 5.30%, 3/25/44(1)	185	144,742
SES S.A., 5.30%, 4/4/43(1)	109	82,456
Sprint, LLC, 7.125%, 6/15/24	141	141,707
		$ 2,932,743
Consumer, Cyclical — 1.5%
American Airlines, Inc./AAdvantage Loyalty IP, Ltd., 5.50%, 4/20/26(1)	483	$ 479,374

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
December 31, 2023
Schedule of Investments — continued

Security	Principal Amount* (000’s omitted)	Value
Consumer, Cyclical (continued)
Aptiv PLC/Aptiv Corp., 3.25%, 3/1/32	146	$ 129,045
Brunswick Corp., 5.10%, 4/1/52	133	104,114
Delta Air Lines, Inc./SkyMiles IP, Ltd.:
4.50%, 10/20/25(1)	200	197,038
4.75%, 10/20/28(1)	460	452,665
Dick's Sporting Goods, Inc., 4.10%, 1/15/52	536	382,840
Ford Motor Co., 4.75%, 1/15/43	45	37,200
Ford Motor Credit Co., LLC:
5.125%, 6/16/25	265	261,784
7.122%, 11/7/33	559	602,592
7.35%, 11/4/27	356	375,663
7.35%, 3/6/30	518	556,901
General Motors Financial Co., Inc., 5.80%, 1/7/29	470	481,292
Hyundai Capital America:
5.70%, 6/26/30(1)(7)	40	40,984
6.20%, 9/21/30(1)	25	26,345
6.50%, 1/16/29(1)	54	57,052
Lithia Motors, Inc.:
3.875%, 6/1/29(1)(7)	373	337,262
4.375%, 1/15/31(1)(7)	60	54,603
Sonic Automotive, Inc., 4.625%, 11/15/29(1)(7)	50	45,563
Tapestry, Inc.:
7.00%, 11/27/26	221	229,201
7.35%, 11/27/28	470	493,325
WarnerMedia Holdings, Inc.:
5.05%, 3/15/42	336	296,379
5.141%, 3/15/52	175	150,316
		$ 5,791,538
Consumer, Non-cyclical — 0.9%
Ashtead Capital, Inc.:
4.00%, 5/1/28(1)	200	$ 188,401
4.25%, 11/1/29(1)	384	358,998
Centene Corp.:
2.50%, 3/1/31	214	178,588
3.375%, 2/15/30	199	178,799
4.25%, 12/15/27	257	247,829
4.625%, 12/15/29	36	34,559
Conservation Fund (The), 3.474%, 12/15/29	285	251,586
CVS Health Corp.:
5.05%, 3/25/48	191	178,809
5.25%, 1/30/31	415	425,881
CVS Pass-Through Trust, 6.036%, 12/10/28	243	245,887
Doris Duke Charitable Foundation (The), 2.345%, 7/1/50	678	412,284
Ford Foundation (The), 2.415%, 6/1/50	435	288,008
Legacy LifePoint Health LLC, 4.375%, 2/15/27(1)(7)	66	61,005
Smithfield Foods, Inc.:
2.625%, 9/13/31(1)	323	250,103
3.00%, 10/15/30(1)	77	63,273
Security	Principal Amount* (000’s omitted)		Value
Consumer, Non-cyclical (continued)
Smithfield Foods, Inc.: (continued)
5.20%, 4/1/29(1)		45	$ 43,134
US Acute Care Solutions, LLC, 6.375%, 3/1/26(1)		50	41,835
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(1)(7)		40	38,536
			$ 3,487,515
Energy — 0.2%
Enviva Partners, L.P./Enviva Partners Finance Corp., 6.50%, 1/15/26(1)		76	$ 37,514
TerraForm Power Operating, LLC:
4.75%, 1/15/30(1)		369	343,578
5.00%, 1/31/28(1)		460	447,218
			$ 828,310
Financial — 8.1%
ABN AMRO Bank NV, 6.339% to 9/18/26, 9/18/27(1)(8)		300	$ 306,750
Affiliated Managers Group, Inc., 3.30%, 6/15/30		225	200,377
AIB Group PLC, 6.608% to 9/13/28, 9/13/29(1)(8)		225	237,285
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(1)		60	59,850
Ally Financial, Inc.:
2.20%, 11/2/28		387	329,411
6.992% to 6/13/28, 6/13/29(7)(8)		312	322,484
American Assets Trust, L.P., 3.375%, 2/1/31		84	68,566
American National Group, LLC, 6.144%, 6/13/32(1)		70	67,323
Andrew W. Mellon Foundation (The), 0.947%, 8/1/27		335	295,495
ASR Nederland N.V., 7.00% to 9/7/33, 12/7/43(8)(9)	EUR	100	124,881
Aviation Capital Group, LLC:
6.25%, 4/15/28(1)		658	671,695
6.375%, 7/15/30(1)		165	170,077
Banco Santander S.A.:
5.294%, 8/18/27		200	200,747
6.607%, 11/7/28		400	426,203
6.921%, 8/8/33		600	640,012
Bank of America Corp.:
1.898% to 7/23/30, 7/23/31(8)		227	185,818
1.922% to 10/24/30, 10/24/31(8)		57	46,305
2.456% to 10/22/24, 10/22/25(8)		475	462,641
3.419% to 12/20/27, 12/20/28(8)		860	810,665
3.824% to 1/20/27, 1/20/28(8)		581	558,591
4.571% to 4/27/32, 4/27/33(8)		395	376,699
5.819% to 9/15/28, 9/15/29(8)		112	115,684
5.872% to 9/15/33, 9/15/34(8)		145	151,871
5.933% to 9/15/26, 9/15/27(8)		370	377,698
Bank of Montreal, 5.266%, 12/11/26		785	796,155
Bank of Nova Scotia (The), 4.90% to 6/4/25(8)(10)		79	75,655
BBVA Bancomer S.A./Texas:
1.875%, 9/18/25(1)		262	247,443
5.125% to 1/18/28, 1/18/33(1)(8)		500	453,423

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
December 31, 2023
Schedule of Investments — continued

Security	Principal Amount* (000’s omitted)	Value
Financial (continued)
BNP Paribas S.A.:
7.75% to 8/16/29(1)(8)(10)	220	$ 225,119
9.25% to 11/17/27(1)(7)(8)(10)	400	428,746
BPCE S.A.:
3.648% to 1/14/32, 1/14/37(1)(8)	261	214,815
6.714% to 10/19/28, 10/19/29(1)(8)	537	566,015
Broadstone Net Lease, LLC, 2.60%, 9/15/31	24	18,631
CaixaBank S.A., 6.208% to 1/18/28, 1/18/29(1)(8)	685	699,320
Capital One Financial Corp.:
4.20%, 10/29/25	190	186,433
6.312% to 6/8/28, 6/8/29(8)	221	226,827
CBRE Services, Inc., 5.95%, 8/15/34	80	84,120
Charles Schwab Corp. (The):
5.875%, 8/24/26	53	54,378
6.136% to 8/24/33, 8/24/34(8)	315	332,155
CI Financial Corp.:
3.20%, 12/17/30(7)	477	377,179
4.10%, 6/15/51	440	258,756
Citigroup, Inc., 4.00% to 12/10/25(8)(10)	310	286,103
Corporate Office Properties, L.P., 2.90%, 12/1/33	546	426,845
Danske Bank A/S, 5.375%, 1/12/24(1)	200	199,958
Discover Bank, 5.974%, 8/9/28	270	260,322
EPR Properties:
3.75%, 8/15/29	396	348,769
4.50%, 6/1/27	376	355,062
4.95%, 4/15/28	383	363,675
Extra Space Storage, L.P.:
2.40%, 10/15/31	382	315,410
2.55%, 6/1/31	293	244,732
5.90%, 1/15/31	350	365,537
GA Global Funding Trust, 2.25%, 1/6/27(1)	677	615,273
Global Atlantic Fin Co., 3.125%, 6/15/31(1)	777	637,260
HAT Holdings I, LLC/HAT Holdings II, LLC:
3.375%, 6/15/26(1)(7)	871	819,170
3.75%, 9/15/30(1)(7)	158	133,272
6.00%, 4/15/25(1)(7)	283	282,496
HSBC Holdings PLC:
6.161% to 3/9/28, 3/9/29(8)	233	240,752
7.39% to 11/3/27, 11/3/28(8)	663	710,856
Intesa Sanpaolo SpA:
7.00%, 11/21/25(1)	200	205,036
8.248% to 11/21/32, 11/21/33(1)(8)	488	529,953
JPMorgan Chase & Co.:
4.005% to 4/23/28, 4/23/29(8)	453	436,215
5.35% to 6/1/33, 6/1/34(8)	1,102	1,118,343
KeyBank N.A., 5.85%, 11/15/27	750	749,996
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(1)(8)	289	242,718
LPL Holdings, Inc., 6.75%, 11/17/28	50	53,332
Oaktree Strategic Credit Fund, 8.40%, 11/14/28(1)(7)	105	110,716
Security	Principal Amount* (000’s omitted)	Value
Financial (continued)
PNC Financial Services Group, Inc. (The), Series W, 6.25% to 3/15/30(7)(8)(10)	149	$ 139,266
Rocket Mortgage, LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/1/31(1)	557	490,590
SITE Centers Corp., 3.625%, 2/1/25	259	251,809
Societe Generale S.A., 6.221% to 6/15/32, 6/15/33(1)(8)	255	254,807
Stifel Financial Corp., 4.00%, 5/15/30	266	241,553
Sun Communities Operating, L.P.:
2.70%, 7/15/31	102	85,065
4.20%, 4/15/32	190	173,492
Swedbank AB:
5.337%, 9/20/27(1)	203	203,952
6.136%, 9/12/26(1)	437	445,957
Synchrony Bank, 5.40%, 8/22/25	362	356,768
Synchrony Financial, 4.50%, 7/23/25	450	439,880
Synovus Bank/Columbus, GA:
4.00% to 10/29/25, 10/29/30(8)	250	204,392
5.625%, 2/15/28	744	715,411
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(7)(8)	240	208,407
Toronto-Dominion Bank (The), 8.125% to 10/31/27, 10/31/82(8)	887	925,397
Truist Financial Corp.:
5.10% to 3/1/30(8)(10)	409	372,683
6.047% to 6/8/26, 6/8/27(8)	445	453,061
6.123% to 10/28/32, 10/28/33(7)(8)	487	505,941
U.S. Bancorp:
5.775% to 6/12/28, 6/12/29(8)	878	902,638
5.836% to 6/10/33, 6/12/34(8)	270	278,631
5.85% to 10/21/32, 10/21/33(8)	150	154,626
UBS Group AG:
2.095% to 2/11/31, 2/11/32(1)(8)	359	286,557
4.375% to 2/10/31(1)(8)(10)	219	173,509
6.442% to 8/11/27, 8/11/28(1)(8)	397	412,540
UniCredit SpA:
2.569% to 9/22/25, 9/22/26(1)(8)	430	404,501
5.459% to 6/30/30, 6/30/35(1)(8)	200	188,338
5.861% to 6/19/27, 6/19/32(1)(7)(8)	200	195,888
Westpac Banking Corp., 3.02% to 11/18/31, 11/18/36(8)	223	181,515
		$ 32,151,273
Government - Multinational — 1.3%
Asian Development Bank, 3.125%, 9/26/28	540	$ 520,136
European Investment Bank:
1.625%, 5/13/31	925	789,520
2.375%, 5/24/27	1,026	972,061
2.875%, 6/13/25(1)	1,892	1,848,171
International Bank for Reconstruction & Development, 3.125%, 11/20/25	1,200	1,172,357
		$ 5,302,245

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
December 31, 2023
Schedule of Investments — continued

Security	Principal Amount* (000’s omitted)	Value
Industrial — 0.2%
Berry Global, Inc., 5.50%, 4/15/28(1)	188	$ 190,236
Cemex SAB de CV, 9.125% to 3/14/28(1)(8)(10)	225	239,906
Jabil, Inc., 3.00%, 1/15/31	127	110,147
Seaspan Corp., 5.50%, 8/1/29(1)	15	12,562
Trivium Packaging Finance B.V., 5.50%, 8/15/26(1)	346	339,825
		$ 892,676
Other Revenue — 0.2%
BlueHub Loan Fund, Inc., 3.099%, 1/1/30	675	$ 560,879
		$ 560,879
Technology — 0.8%
Concentrix Corp.:
6.60%, 8/2/28	1,301	$ 1,339,423
6.85%, 8/2/33	52	53,521
Foundry JV Holdco, LLC, 5.875%, 1/25/34(1)	464	477,121
Kyndryl Holdings, Inc.:
2.70%, 10/15/28	515	454,376
3.15%, 10/15/31	236	197,382
4.10%, 10/15/41	40	30,074
Marvell Technology, Inc., 5.75%, 2/15/29	160	165,423
Seagate HDD Cayman:
5.75%, 12/1/34	88	84,668
9.625%, 12/1/32	333	380,811
		$ 3,182,799
Utilities — 0.4%
AES Corp. (The), 2.45%, 1/15/31	342	$ 287,540
Avangrid, Inc., 3.15%, 12/1/24	141	137,878
Clearway Energy Operating, LLC, 3.75%, 1/15/32(1)	176	153,535
MidAmerican Energy Co.:
3.15%, 4/15/50	215	153,947
5.35%, 1/15/34	253	266,816
NextEra Energy Capital Holdings, Inc., 1.90%, 6/15/28	214	190,045
NextEra Energy Operating Partners, L.P., 4.25%, 9/15/24(1)	34	32,992
Niagara Mohawk Power Corp., 1.96%, 6/27/30(1)	233	193,494
Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)	343	324,699
		$ 1,740,946
Total Corporate Bonds (identified cost $60,308,553)		$ 58,309,835

Preferred Stocks — 0.2%

Security	Shares	Value
Real Estate Management & Development — 0.1%
Brookfield Property Partners, L.P.:
Series A, 5.75%	13,079	$ 150,278
Series A2, 6.375%	12,000	154,800
		$ 305,078
Wireless Telecommunication Services — 0.1%
United States Cellular Corp.:
5.50%	14,547	$ 259,664
6.25%	1,450	28,202
		$ 287,866
Total Preferred Stocks (identified cost $1,043,893)		$ 592,944

Sovereign Government Bonds — 0.4%

Security	Principal Amount (000’s omitted)	Value
Kreditanstalt fuer Wiederaufbau:
0.75%, 9/30/30	$235	$ 190,974
1.00%, 10/1/26	1,526	1,404,462
Total Sovereign Government Bonds (identified cost $1,747,692)		$ 1,595,436

Taxable Municipal Obligations — 1.2%

Security	Principal Amount (000's omitted)	Value
General Obligations — 0.4%
Los Angeles Unified School District, CA, 5.75%, 7/1/34(11)	$450	$ 478,386
Massachusetts, Green Bonds, 3.277%, 6/1/46	435	350,884
New York City, NY, 5.206%, 10/1/31(11)	470	480,063
San Francisco City and County, CA, (Social Bonds - Affordable Housing, 2016), 3.921%, 6/15/39	285	249,515
		$ 1,558,848
Special Tax Revenue — 0.6%
California Health Facilities Financing Authority, (No Place Like Home Program):
Social Bonds, 2.361%, 6/1/26	$405	$ 384,685
Social Bonds, 2.484%, 6/1/27	290	272,229
Social Bonds, 2.534%, 6/1/28	360	333,454
Social Bonds, 2.584%, 6/1/29	200	182,326
Social Bonds, 2.984%, 6/1/33	220	190,714
Connecticut, Special Tax Revenue, 5.459%, 11/1/30(11)	300	307,617

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
December 31, 2023
Schedule of Investments — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
New York City Transitional Finance Authority, NY, Future Tax Secured Revenue Bonds, 5.767%, 8/1/36(11)	$545	$ 565,437
		$ 2,236,462
Water and Sewer — 0.2%
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	$130	$ 129,733
Narragansett Bay Commission, RI, Wastewater System Revenue:
Green Bonds, 2.094%, 9/1/30	170	146,776
Green Bonds, 2.184%, 9/1/31	140	118,621
Green Bonds, 2.264%, 9/1/32	125	104,105
Green Bonds, 2.344%, 9/1/33	135	110,739
San Diego County Water Authority, CA:
Green Bonds, 1.531%, 5/1/30	145	122,202
Green Bonds, 1.701%, 5/1/31	130	107,636
Green Bonds, 1.951%, 5/1/34	75	58,503
		$ 898,315
Total Taxable Municipal Obligations (identified cost $5,235,232)		$ 4,693,625

U.S. Government Agencies and Instrumentalities — 0.3%

Security	Principal Amount (000's omitted)	Value
U.S. Department of Housing and Urban Development:
2.668%, 8/1/24	$240	$ 236,846
3.435%, 8/1/34	220	202,012
3.485%, 8/1/35	125	112,238
3.585%, 8/1/37	225	200,289
U.S. International Development Finance Corp., 3.52%, 9/20/32	276	264,762
Total U.S. Government Agencies and Instrumentalities (identified cost $1,131,531)		$ 1,016,147

U.S. Government Agency Mortgage-Backed Securities — 7.4%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
3.50%, 3/1/48	$83	$ 77,305
6.50%, 8/1/53	1,032	1,058,735
6.00%, 6/1/53	75	75,855
Federal National Mortgage Association:
2.00%, 4/1/51	199	165,765
2.68%, 7/1/26	334	319,877
3.00%, 11/1/49	246	220,650
4.00%, with various maturities to 2048	506	487,267
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
4.00%, 30-Year, TBA(12)	$11,068	$ 10,478,278
4.50%, 30-Year, TBA(12)	4,077	3,956,599
5.00%, 30-Year, TBA(12)	10,418	10,317,070
5.50%, 7/1/53	983	989,016
7.00%, 6/1/53	100	104,015
Government National Mortgage Association II:
2.50%, with various maturities to 2051	717	620,274
6.00%, with various maturities to 2053	374	382,604
6.50%, 6/20/53	327	339,137
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $29,381,208)		$ 29,592,447

U.S. Treasury Obligations — 6.7%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.375%, 8/15/50	$497	$ 277,078
1.875%, 2/15/41	481	346,076
1.875%, 2/15/51	186	118,016
1.875%, 11/15/51	368	232,746
2.00%, 11/15/41	795	575,335
2.00%, 8/15/51	338	220,835
2.25%, 2/15/52	523	362,688
2.375%, 2/15/42	7,519	5,772,301
2.75%, 8/15/47	23	17,919
2.875%, 5/15/52	275	219,033
3.00%, 5/15/47	38	31,053
3.00%, 8/15/52	127	103,892
3.125%, 5/15/48	29	24,172
3.625%, 2/15/53	292	269,712
3.625%, 5/15/53	262	242,289
3.875%, 2/15/43	530	505,529
3.875%, 5/15/43	43	41,008
4.00%, 11/15/42	50	48,607
4.00%, 11/15/52	317	312,827
5.375%, 2/15/31	73	80,052
6.25%, 5/15/30	13	14,703
U.S. Treasury Notes:
0.25%, 3/15/24	1,022	1,011,830
0.375%, 12/31/25	1,950	1,807,406
1.00%, 7/31/28	30	26,391
1.125%, 1/15/25	1,328	1,279,332
1.25%, 3/31/28	581	521,096
1.25%, 4/30/28	1,022	915,089
1.25%, 6/30/28	303	270,256
1.375%, 10/31/28	212	188,730
1.875%, 2/28/27	5,212	4,886,180

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
December 31, 2023
Schedule of Investments — continued

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes: (continued)
1.875%, 2/15/32	$260	$ 223,610
2.125%, 3/31/24	420	416,658
2.875%, 4/30/29	1,265	1,203,480
3.125%, 8/31/27	1,146	1,113,970
3.375%, 5/15/33	156	149,760
3.50%, 1/31/28	631	621,128
3.625%, 5/15/26	23	22,738
3.625%, 5/31/28	75	74,216
3.875%, 8/15/33	77	76,928
4.125%, 7/31/28	60	60,627
4.125%, 11/15/32	43	43,725
4.375%, 8/31/28	196	200,222
4.50%, 11/15/25	880	883,077
4.50%, 11/15/33	35	36,755
4.625%, 6/30/25	900	902,268
4.625%, 9/15/26	42	42,590
Total U.S. Treasury Obligations (identified cost $28,114,774)		$ 26,793,933

Short-Term Investments — 4.0%
Affiliated Fund — 3.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.27%(13)	12,445,046	$ 12,445,046
Total Affiliated Fund (identified cost $12,445,046)		$ 12,445,046
Securities Lending Collateral — 0.4%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(14)	1,481,533	$ 1,481,533
Total Securities Lending Collateral (identified cost $1,481,533)		$ 1,481,533

U.S. Treasury Obligations — 0.5%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills, 0.00%, 6/13/24	$1,937	$ 1,892,744
Total U.S. Treasury Obligations (identified cost $1,891,680)		$ 1,892,744
Total Short-Term Investments (identified cost $15,818,259)		$ 15,819,323
Total Investments — 106.0% (identified cost $343,920,431)		$421,159,450

Other Assets, Less Liabilities — (6.0)%	$ (23,850,657)
Net Assets — 100.0%	$ 397,308,793

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2023, the aggregate value of these securities is $56,572,162 or 14.2% of the Fund's net assets.
(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at December 31, 2023.
(3)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2023.
(4)	Step coupon security. Interest rate represents the rate in effect at December 31, 2023.
(5)	Represents an investment in an issuer that may be deemed to be an affiliate (see Note 9).
(6)	Non-income producing security.
(7)	All or a portion of this security was on loan at December 31, 2023. The aggregate market value of securities on loan at December 31, 2023 was $1,819,145.
(8)	Security converts to variable rate after the indicated fixed-rate coupon period.
(9)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At December 31, 2023, the aggregate value of these securities is $124,881 or less than 0.05% of the Fund's net assets.
(10)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(11)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
December 31, 2023
Schedule of Investments — continued

(12)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.
(13)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2023.
(14)	Represents investment of cash collateral received in connection with securities lending.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	97,776	CAD	133,500	Citibank, N.A	2/8/24	$ —	$ (3,027)
USD	113,785	EUR	105,556	UBS AG	2/8/24	—	(2,908)
						$ —	$(5,935)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	87	Long	3/28/24	$17,914,523	$ 173,111
U.S. 5-Year Treasury Note	24	Long	3/28/24	2,610,563	25,164
U.S. 10-Year Treasury Note	20	Long	3/19/24	2,257,813	81,995
U.S. Long Treasury Bond	55	Long	3/19/24	6,871,563	508,217
U.S. Ultra-Long Treasury Bond	21	Long	3/19/24	2,805,469	256,936
U.S. 10-Year Treasury Note	(1)	Short	3/19/24	(112,891)	(4,111)
U.S. Ultra 10-Year Treasury Note	(17)	Short	3/19/24	(2,006,266)	(87,138)
U.S. Ultra-Long Treasury Bond	(6)	Short	3/19/24	(801,563)	(73,559)
					$880,615

Abbreviations:
OTC	– Over-the-counter
SOFR	– Secured Overnight Financing Rate
TBA	– To Be Announced

Currency Abbreviations:
CAD	– Canadian Dollar
EUR	– Euro
USD	– United States Dollar

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
December 31, 2023
Statement of Assets and Liabilities

December 31, 2023
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $330,782,755) - including $1,819,145 of securities on loan	$ 408,036,737
Investments in securities of affiliated issuers, at value (identified cost $13,137,676)	13,122,713
Cash	273,937
Cash denominated in foreign currency, at value (cost $126)	127
Deposits at broker for futures contracts	783,000
Deposits for forward commitment securities	530,000
Receivable for investments sold	3,321,043
Receivable for capital shares sold	303,028
Dividends and interest receivable	1,301,275
Dividends and interest receivable - affiliated	38,269
Securities lending income receivable	565
Tax reclaims receivable	25,163
Directors' deferred compensation plan	68,483
Total assets	$427,804,340
Liabilities
Cash collateral due to brokers	$ 530,000
Payable for variation margin on open futures contracts	3,667
Payable for open forward foreign currency exchange contracts	5,935
Payable for investments purchased	292,321
Payable for forward commitment securities	27,626,902
Payable for capital shares redeemed	123,825
Deposits for securities loaned	1,481,533
Payable to affiliates:
Investment advisory fee	135,618
Administrative fee	39,999
Distribution fees	3,686
Sub-transfer agency fee	326
Directors' deferred compensation plan	68,483
Accrued expenses	183,252
Total liabilities	$ 30,495,547
Net Assets	$397,308,793
Sources of Net Assets
Paid-in capital	$ 305,806,466
Distributable earnings	91,502,327
Net Assets	$397,308,793
Class I Shares
Net Assets	$ 379,730,178
Shares Outstanding	160,259,588
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 2.37
Class F Shares
Net Assets	$ 17,578,615
Shares Outstanding	7,483,647
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 2.35

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
December 31, 2023
Statement of Operations

Year Ended
December 31, 2023
Investment Income
Dividend income (net of foreign taxes withheld of $6,653)	$ 2,743,865
Dividend income - affiliated issuers	289,309
Interest and other income	6,719,123
Interest income - affiliated issuers	53,226
Securities lending income, net	7,792
Total investment income	$ 9,813,315
Expenses
Investment advisory fee	$ 1,565,549
Administrative fee	458,210
Distribution fees:
Class F	39,767
Directors' fees and expenses	26,280
Custodian fees	26,896
Transfer agency fees and expenses	186,398
Accounting fees	133,676
Professional fees	55,970
Reports to shareholders	18,035
Miscellaneous	23,532
Total expenses	$ 2,534,313
Waiver and/or reimbursement of expenses by affiliates	$ (8,771)
Net expenses	$ 2,525,542
Net investment income	$ 7,287,773
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ 7,015,616
Futures contracts	(583,714)
Foreign currency transactions	2,636
Forward foreign currency exchange contracts	(1,271)
Net realized gain	$ 6,433,267
Change in unrealized appreciation (depreciation):
Investment securities	$ 44,454,454
Investment securities - affiliated issuers	21,071
Futures contracts	823,464
Foreign currency	2,647
Forward foreign currency exchange contracts	(6,077)
Net change in unrealized appreciation (depreciation)	$45,295,559
Net realized and unrealized gain	$51,728,826
Net increase in net assets from operations	$59,016,599

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
December 31, 2023
Statements of Changes in Net Assets

	Year Ended December 31,
	2023	2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 7,287,773	$ 6,091,676
Net realized gain	6,433,267	1,578,645
Net change in unrealized appreciation (depreciation)	45,295,559	(76,610,275)
Net increase (decrease) in net assets from operations	$ 59,016,599	$ (68,939,954)
Distributions to shareholders:
Class I	$ (7,236,515)	$ (40,673,358)
Class F	(346,178)	(1,449,335)
Total distributions to shareholders	$ (7,582,693)	$ (42,122,693)
Capital share transactions:
Class I	$ (23,660,538)	$ 15,494,832
Class F	2,249,415	3,933,807
Net increase (decrease) in net assets from capital share transactions	$ (21,411,123)	$ 19,428,639
Net increase (decrease) in net assets	$ 30,022,783	$ (91,634,008)
Net Assets
At beginning of year	$ 367,286,010	$ 458,920,018
At end of year	$397,308,793	$367,286,010

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
December 31, 2023
Financial Highlights

	Class I
	Year Ended December 31,
	2023	2022	2021	2020	2019
Net asset value — Beginning of year	$ 2.07	$ 2.78	$ 2.52	$ 2.29	$ 1.94
Income (Loss) From Operations
Net investment income(1)	$ 0.04	$ 0.04	$ 0.03	$ 0.03	$ 0.04
Net realized and unrealized gain (loss)	0.31	(0.48)	0.34	0.31	0.43
Total income (loss) from operations	$ 0.35	$ (0.44)	$ 0.37	$ 0.34	$ 0.47
Less Distributions
From net investment income	$ (0.04)	$ (0.03)	$ (0.03)	$ (0.04)	$ (0.04)
From net realized gain	(0.01)	(0.24)	(0.08)	(0.07)	(0.08)
Total distributions	$ (0.05)	$ (0.27)	$ (0.11)	$ (0.11)	$ (0.12)
Net asset value — End of year	$ 2.37	$ 2.07	$ 2.78	$ 2.52	$ 2.29
Total Return(2)	16.82%	(15.41)%	15.12%	15.26%	24.40%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$379,730	$354,044	$445,917	$408,223	$362,392
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.65%	0.64%	0.63%	0.63%	0.62%
Net expenses	0.65% (4)	0.64% (4)	0.63%	0.63%	0.62%
Net investment income	1.92%	1.55%	1.04%	1.39%	1.68%
Portfolio Turnover	119% (5)	84% (5)	93% (5)	104% (5)	70% (5)

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended December 31, 2023 and 2022).
(5)	Includes the effect of To-Be-Announced (TBA) transactions.

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
December 31, 2023
Financial Highlights — continued

	Class F
	Year Ended December 31,
	2023	2022	2021	2020	2019
Net asset value — Beginning of year	$ 2.06	$ 2.77	$ 2.52	$ 2.30	$ 1.95
Income (Loss) From Operations
Net investment income(1)	$ 0.04	$ 0.03	$ 0.02	$ 0.03	$ 0.03
Net realized and unrealized gain (loss)	0.30	(0.47)	0.34	0.30	0.44
Total income (loss) from operations	$ 0.34	$ (0.44)	$ 0.36	$ 0.33	$ 0.47
Less Distributions
From net investment income	$ (0.04)	$ (0.03)	$ (0.03)	$ (0.04)	$ (0.04)
From net realized gain	(0.01)	(0.24)	(0.08)	(0.07)	(0.08)
Total distributions	$ (0.05)	$ (0.27)	$ (0.11)	$ (0.11)	$ (0.12)
Net asset value — End of year	$ 2.35	$ 2.06	$ 2.77	$ 2.52	$ 2.30
Total Return(2)	16.42%	(15.47)%	14.72%	14.76%	24.28%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$17,579	$13,242	$13,003	$ 7,896	$ 5,023
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.90%	0.89%	0.88%	0.88%	0.86%
Net expenses	0.90% (4)	0.89% (4)	0.88%	0.88%	0.86%
Net investment income	1.67%	1.31%	0.79%	1.13%	1.44%
Portfolio Turnover	119% (5)	84% (5)	93% (5)	104% (5)	70% (5)

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended December 31, 2023 and 2022).
(5)	Includes the effect of To-Be-Announced (TBA) transactions.

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
December 31, 2023
Notes to Financial Statements

1  Significant Accounting Policies
Calvert VP SRI Balanced Portfolio (the Fund) is a diversified series of Calvert Variable Series, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to provide a competitive total return through an actively managed portfolio of stocks, bonds and money market instruments which offer income and capital growth opportunity.
Shares of the Fund are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts and to qualified pension and retirement plans and other eligible investors. The Fund offers Class I and Class F shares. Among other things, each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class-specific expenses; (b) exchange privileges; and (c) class-specific voting rights.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Debt Securities. Debt securities are generally valued based on valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Senior Floating-Rate Loans. Interests in senior floating-rate loans for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service, and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service and are categorized as Level 2 in the hierarchy. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority and are categorized as Level 1 in the hierarchy.

Calvert
VP SRI Balanced Portfolio
December 31, 2023
Notes to Financial Statements — continued

Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of December 31, 2023, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$ 22,574,115	$ —	$ 22,574,115
Collateralized Mortgage Obligations	—	4,921,262	—	4,921,262
Commercial Mortgage-Backed Securities	—	17,600,667	—	17,600,667
Common Stocks	237,649,716 (1)	—	—	237,649,716
Corporate Bonds	—	58,309,835	—	58,309,835
Preferred Stocks	592,944	—	—	592,944
Sovereign Government Bonds	—	1,595,436	—	1,595,436
Taxable Municipal Obligations	—	4,693,625	—	4,693,625
U.S. Government Agencies and Instrumentalities	—	1,016,147	—	1,016,147
U.S. Government Agency Mortgage-Backed Securities	—	29,592,447	—	29,592,447
U.S. Treasury Obligations	—	26,793,933	—	26,793,933
Short-Term Investments:
Affiliated Fund	12,445,046	—	—	12,445,046
Securities Lending Collateral	1,481,533	—	—	1,481,533
U.S. Treasury Obligations	—	1,892,744	—	1,892,744
Total Investments	$252,169,239	$168,990,211	$ —	$421,159,450
Futures Contracts	$ 1,045,423	$ —	$ —	$ 1,045,423
Total	$253,214,662	$168,990,211	$ —	$422,204,873
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (5,935)	$ —	$ (5,935)
Futures Contracts	(164,808)	—	—	(164,808)
Total	$ (164,808)	$ (5,935)	$ —	$ (170,743)

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends and interest, if any, have been provided for in accordance with the Fund's understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. The Fund may earn certain fees in connection with its investments in senior floating-rate loans. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned.

Calvert
VP SRI Balanced Portfolio
December 31, 2023
Notes to Financial Statements — continued

C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class.
D  Foreign Currency Transactions— The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Senior Floating-Rate Loans— The Fund may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower of the loan. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of such payments by the lender from the borrower. The Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is issuing the participation interest.
F  Unfunded Loan Commitments— The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower's discretion. The commitments, if any, are disclosed in the accompanying Schedule of Investments.
G  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
H  Forward Foreign Currency Exchange Contracts— The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
I  Options Contracts— Upon the purchase of a call or put option, the premium paid by the Fund is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Fund’s policies on investment valuations discussed above. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. An option on a futures contract gives the holder the right to enter into a specified futures contract. As the purchaser of an index option, the Fund has the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
J  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund distributes any net investment income and net realized capital gains at least annually. Both types of distributions are made in shares of the Fund unless an election is made on behalf of a separate account to receive some or all of the distributions in cash. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
K  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Calvert
VP SRI Balanced Portfolio
December 31, 2023
Notes to Financial Statements — continued

L   Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
M  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
N  When-Issued Securities and Delayed Delivery Transactions— The Fund may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may be closed by entering into an offsetting commitment. If an offsetting commitment is entered into, the Fund will realize a gain or loss on investments based on the price established when the Fund entered into the commitment.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to and including $500 million	0.410%
Over $500 million up to and including $1 billion	0.360%
Over $1 billion	0.325%
For the year ended December 31, 2023, the investment advisory fee amounted to $1,565,549 or 0.41% of the Fund's average daily net assets.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended December 31, 2023, the investment advisory fee paid was reduced by $8,771 relating to the Fund's investment in the Liquidity Fund.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class I and Class F and is payable monthly. For the year ended December 31, 2023, CRM was paid administrative fees of $458,210.
The Fund has in effect a distribution plan for Class F shares (Class F Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class F Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution fee of 0.25% per annum of its average daily net assets attributable to Class F shares for the sale and distribution of Class F shares. Distribution fees paid or accrued for the year ended December 31, 2023 amounted to $39,767 for Class F shares.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended December 31, 2023, sub-transfer agency fees and expenses incurred to EVM amounted to $1,492 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $214,000 ($225,000 effective January 1, 2024), an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $40,000 annual fee, Committee chairs receive an additional $15,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the

Calvert
VP SRI Balanced Portfolio
December 31, 2023
Notes to Financial Statements — continued

funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Shareholder Servicing Plan
The Corporation, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan), which permits the Fund to enter into shareholder servicing agreements with intermediaries that maintain accounts in the Fund for the benefit of shareholders. These services may include, but are not limited to, processing purchase and redemption requests, processing dividend payments, and providing account information to shareholders. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.11% of its average daily net assets. For the year ended December 31, 2023, expenses incurred under the Servicing Plan amounted to $183,596, and are included in transfer agency fees and expenses on the Statement of Operations.
4  Investment Activity
During the year ended December 31, 2023, the cost of purchases and proceeds from sales of investments, other than U.S. government and agency securities and short-term securities and including maturities, paydowns and principal repayments on senior floating-rate loans, were $160,897,512 and $186,172,404, respectively. Purchases and sales of U.S. government and agency securities, including paydowns and TBA transactions, were $308,805,453 and $302,678,024, respectively.
5  Distributions to Shareholders and Income Tax Information
The tax character of distributions declared for the years ended December 31, 2023 and December 31, 2022 was as follows:
	Year Ended December 31,
	2023	2022
Ordinary income	$6,117,310	$ 8,553,470
Long-term capital gains	$1,465,383	$33,569,223
As of December 31, 2023, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed ordinary income	$ 7,312,267
Undistributed long-term capital gains	7,524,822
Net unrealized appreciation	76,671,625
Other temporary differences	(6,387)
Distributable earnings	$91,502,327
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at December 31, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$344,487,840
Gross unrealized appreciation	$ 87,684,564
Gross unrealized depreciation	(11,012,954)
Net unrealized appreciation	$ 76,671,610

Calvert
VP SRI Balanced Portfolio
December 31, 2023
Notes to Financial Statements — continued

6  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at December 31, 2023 is included in the Schedule of Investments. At December 31, 2023, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Foreign Exchange Risk: During the year ended December 31, 2023, the Fund entered into forward foreign currency exchange contracts to seek to hedge against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar.
Interest Rate Risk: During the year ended December 31, 2023, the Fund used futures contracts and options on futures contracts to hedge interest rate risk and to manage duration.
The Fund enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At December 31, 2023, the fair value of derivatives with credit-related contingent features in a net liability position was $5,935. At December 31, 2023, there were no assets pledged by the Fund for such liability.
The over-the-counter (OTC) derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow the counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Schedule of Investments.

Calvert
VP SRI Balanced Portfolio
December 31, 2023
Notes to Financial Statements — continued

At December 31, 2023, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure was as follows:
Risk	Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Foreign exchange	Forward foreign currency exchange contracts	Receivable/Payable for open forward foreign currency exchange contracts	$ —	$ (5,935)
Interest rate	Futures contracts	Distributable earnings	1,045,423 (1)	(164,808) (1)
Total			$1,045,423	$(170,743)
Derivatives not subject to master netting agreements			$1,045,423	$(164,808)
Total Derivatives subject to master netting agreements			$ —	$ (5,935)

(1)	Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The Fund’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following table presents the Fund’s derivative liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral pledged by the Fund for such liabilities as of December 31, 2023.
Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(b)
Citibank, N.A	$ (3,027)	$ —	$ —	$ —	$ (3,027)
UBS AG	(2,908)	—	—	—	(2,908)
	$(5,935)	$ —	$ —	$ —	$(5,935)

(a)	In some instances, the total collateral pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount payable to the counterparty in the event of default.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the year ended December 31, 2023 was as follows:
Statement of Operations Caption	Foreign exchange	Interest rate	Total
Net realized gain (loss):
Investment securities(1)	$ —	$ (23,730)	$ (23,730)
Forward foreign currency exchange contracts	(1,271)	—	(1,271)
Futures contracts	—	(583,714)	(583,714)
Total	$(1,271)	$(607,444)	$(608,715)
Change in unrealized appreciation (depreciation):
Forward foreign currency exchange contracts	$ (6,077)	$ —	$ (6,077)
Futures contracts	—	823,464	823,464
Total	$(6,077)	$ 823,464	$ 817,387

(1)	Relates to purchased options.

Calvert
VP SRI Balanced Portfolio
December 31, 2023
Notes to Financial Statements — continued

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the year ended December 31, 2023, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*
$20,388,000	$11,200,000	$95,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
The average number of purchased options contracts outstanding during the year ended December  31, 2023, which is indicative of the volume of this derivative type, was 9 contracts.
7  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At December 31, 2023, the total value of securities on loan, including accrued interest, was $1,834,178 and the total value of collateral received was $1,871,153, comprised of cash of $1,481,533 and U.S. government and/or agencies securities of $389,620.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of December 31, 2023.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Corporate Bonds	$1,481,533	$ —	$ —	$ —	$1,481,533
The carrying amount of the liability for deposits for securities loaned at December 31, 2023 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at December 31, 2023.
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. In connection with the renewal of the agreement on October 24, 2023, the borrowing limit was decreased from $725 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings pursuant to its line of credit during the year ended December 31, 2023.

Calvert
VP SRI Balanced Portfolio
December 31, 2023
Notes to Financial Statements — continued

9  Affiliated Investments
At December 31, 2023, the value of the Fund's investment in issuers and funds that may be deemed to be affiliated was $13,122,713, which represents 3.3% of the Fund's net assets. Transactions in such investments by the Fund for the year ended December 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Capital I Trust:
Series 2019-BPR, Class A, 7.335%, (1 mo. SOFR + 1.992%), 5/15/36	$ 452,353	$ —	$ (64,082)	$ —	$ 11,845	$ 400,116	$ 30,236	$ 408,505
Series 2019-BPR, Class B, 8.035%, (1 mo. SOFR + 2.692%), 5/15/36	175,544	—	—	—	5,873	181,503	14,382	187,000
Series 2019-BPR, Class C, 8.985%, (1 mo. SOFR + 3.642%), 5/15/36	92,695	—	—	—	3,353	96,048	8,608	100,000
Short-Term Investments
Liquidity Fund	6,867,206	91,489,895	(85,912,055)	—	—	12,445,046	289,309	12,445,046
Total				$ —	$21,071	$13,122,713	$342,535
10  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 500,000,000 common shares, $0.01 par value, for each Class.
Transactions in capital shares were as follows:
	Year Ended December 31, 2023		Year Ended December 31, 2022
	Shares	Amount	Shares	Amount
Class I
Shares sold	7,134,330	$ 15,738,473	7,482,479	$ 17,882,783
Reinvestment of distributions	3,304,345	7,236,515	20,646,374	40,673,358
Shares redeemed	(21,053,089)	(46,635,526)	(17,906,537)	(43,061,309)
Net increase (decrease)	(10,614,414)	$(23,660,538)	10,222,316	$ 15,494,832
Class F
Shares sold	2,410,539	$ 5,259,134	2,268,913	$ 5,589,052
Reinvestment of distributions	159,529	346,178	739,457	1,449,335
Shares redeemed	(1,515,013)	(3,355,897)	(1,276,706)	(3,104,580)
Net increase	1,055,055	$ 2,249,415	1,731,664	$ 3,933,807
At December 31, 2023, separate accounts of three insurance companies each owned more than 10% of the value of the outstanding shares of the Fund, aggregating 72.4%.

Calvert
VP SRI Balanced Portfolio
December 31, 2023
Report of Independent Registered Public Accounting Firm

To the Board of Directors of Calvert Variable Series, Inc. and Shareholders of Calvert VP SRI Balanced Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Calvert VP SRI Balanced Portfolio (the "Fund") (one of the funds constituting Calvert Variable Series, Inc.), including the schedule of investments, as of December 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. The financial highlights for the years ended December 31, 2020 and 2019 were audited by other auditors whose report, dated February 18, 2021, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 16, 2024
We have served as the auditor of one or more Calvert investment companies since 2021.

Calvert
VP SRI Balanced Portfolio
December 31, 2023
Federal Tax Information (Unaudited)

As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations, 163(j) interest dividends and capital gains dividends.
Qualified Dividend Income. For the fiscal year ended December 31, 2023, the Fund designates approximately $2,629,766, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.
Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund's dividend distribution that qualifies under tax law. For the Fund's fiscal 2023 ordinary income dividends, 48.85% qualifies for the corporate dividends received deduction.
163(j) Interest Dividends. For the fiscal year ended December 31, 2023, the Fund designates 51.15% of distributions from net investment income as a 163(j) interest dividend.
Capital Gains Dividends. The Fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2023, $7,527,497 or, if subsequently determined to be different, the net capital gain of such year.

Calvert
VP SRI Balanced Portfolio
December 31, 2023
Management and Organization

Fund Management. The Directors of Calvert Variable Series, Inc. (the Corporation) are responsible for the overall management and supervision of the affairs of the Corporation. The Board members and officers of the Corporation are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Board members hold indefinite terms of office. Each Board member holds office until his or her successor is elected and qualified, or until his or her earlier death, resignation, retirement, removal or disqualification. Under the terms of the Fund’s current Board member retirement policy, an Independent Board member must retire at the end of the calendar year in which he or she turns 75. However, if such retirement would cause the Fund to be out of compliance with Section 16 of the 1940 Act or any other regulations or guidance of the SEC, then such retirement will not become effective until such time as action has been taken for the Fund to be in compliance therewith. The “noninterested Directors” consist of those Directors who are not “interested persons” of the Corporation, as that term is defined under the 1940 Act. The business address of each Board member and the Chief Compliance Officer is 2050 M Street NW, Washington, DC 20036 and the business address of the Secretary, Vice President and Chief Legal Officer and the Treasurer is Two International Place, Boston, Massachusetts 02110. As used below, “CRM” refers to Calvert Research and Management and “Eaton Vance” refers to Eaton Vance Management. Each Director oversees 46 funds in the Calvert fund complex. Each of Eaton Vance and CRM are indirect, wholly owned subsidiaries of Morgan Stanley. Each officer affiliated with CRM may hold a position with other CRM affiliates that is comparable to his or her position with CRM listed below.
Name and Year of Birth	Corporation Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience
Interested Director
Von M. Hughes(1) 1969	Director and President	Since 2023	President and Chief Executive Officer and Managing Director of Calvert Research and Management. Managing Director of Morgan Stanley Investment Management (MSIM) (since 2022). Formerly, Managing Director of PAAMCO Prisma (investment management firm) (2003-2022). Mr. Hughes is an interested person because of his positions with CRM and certain affiliates.
Other Directorships. Tradeweb Markets Inc. (financial services) (2021-2022); National Association of Investment Companies (2018-2021).
Noninterested Directors
Alice Gresham Bullock 1950	Chair and Director	Since 2016 (Chair); Since 1999 (Director)	Professor Emerita at Howard University School of Law. Dean Emerita of
Howard University School of Law and Deputy Director of the Association
of American Law Schools (1992-1994).
Other Directorships. None.
Cari M. Dominguez 1949	Director	Since 2016	Former Chair of the U.S. Equal Employment Opportunity Commission.
Other Directorships. ManpowerGroup Inc. (workforce solutions company);
Triple S Management Corporation (managed care); National Association of Corporate Directors.
Karen Fang(2) 1958	Director	Since 2023	Formerly, Managing Director, Wealth Management at GAMCO Asset Management (asset management firm) (2020-2023). Formerly, Managing Director, Senior Portfolio Manager of Fiduciary Trust Company International (wealth management firm) (1993-2019).
Other Directorships. None.
Miles D. Harper, III 1962	Director	Since 2016	Private investor (2022-present). Formerly, Partner, Carr Riggs & Ingram (public accounting firm) (2014-2022). Partner, Gainer Donnelly & Desroches (public accounting firm) (now Carr Riggs & Ingram) (1999-2014).
Other Directorships. Bridgeway Funds (9) (asset management).
Joy V. Jones 1950	Director	Since 2016	Attorney. Other Directorships. Palm Management Corporation.
Eddie Ramos(2) 1967	Director	Since 2023	Private investor (2022-present). Formerly, Head of External Advisors/Diversity Portfolio Management at the New Jersey Division of Investment (2020-2022). Formerly, Chief Investment Officer and Lead Portfolio Manager – Global Fundamental Equities at Cornerstone Capital Management (asset management firm) (2011-2017).
Other Directorships. Macquarie Optimum Funds (6) (asset management) (2022-2023).

Calvert
VP SRI Balanced Portfolio
December 31, 2023
Management and Organization — continued

Name and Year of Birth	Corporation Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience
Noninterested Directors (continued)
Anthony A. Williams 1951	Director	Since 2016	CEO and Executive Director of the Federal City Council (July 2012 to
present); Senior Adviser and Independent Consultant for King and
Spalding LLP (September 2015 to present); Executive Director of Global
Government Practice at the Corporate Executive Board (January 2010 to
January 2012).
Other Directorships. Freddie Mac; Evoq Properties/Meruelo Maddux
Properties, Inc. (real estate management); Weston Solutions, Inc.
(environmental services); Bipartisan Policy Center’s Debt Reduction Task Force;
Chesapeake Bay Foundation; Catholic University of America; Urban Institute (research organization); The Howard Hughes Corporation (real estate development); Old Dominion National Bank.
Name and Year of Birth	Corporation Position(s)	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Directors
Hope L. Brown 1973	Chief Compliance Officer	Since 2014	Chief Compliance Officer of 46 registered investment companies advised by CRM (since 2014). Vice President and Chief Compliance Officer, Wilmington Funds (2012-2014).
Deidre E. Walsh 1971	Secretary, Vice President and Chief Legal Officer	Since 2021	Vice President of CRM and officer of 46 registered investment companies advised by CRM (since 2021). Also Vice President of Eaton Vance and certain of its affiliates and officer of 127 registered investment companies advised or administered by Eaton Vance.
James F. Kirchner 1967	Treasurer	Since 2016	Vice President of CRM and officer of 46 registered investment companies advised by CRM (since 2016). Also Vice President of Eaton Vance and certain of its affiliates and officer of 127 registered investment companies advised or administered by Eaton Vance.

(1) Mr. Hughes is an interested person of the Fund because of his positions with the Fund’s adviser and certain affiliates.
(2) Ms. Fang and Mr. Ramos began serving as Directors effective October 30, 2023.
The SAI for the Fund includes additional information about the Directors and officers of the Fund and can be obtained without charge on Calvert’s website at www.calvert.com or by calling 1-800-368-2745.

Calvert Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

Calvert Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
Tailored Shareholder Reports. Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Calvert Funds.

This Page Intentionally Left Blank

Investment Adviser and Administrator
Calvert Research and Management
2050 M Street NW
Washington, DC 20036
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
SS&C Global Investor & Distribution Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022
Fund Offices
2050 M Street NW
Washington, DC 20036
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24217     12.31.23

Calvert
VP SRI Mid Cap Portfolio
Annual Report
December 31, 2023

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.

Annual Report December 31, 2023
Calvert
VP SRI Mid Cap Portfolio

Calvert
VP SRI Mid Cap Portfolio
December 31, 2023
Management's Discussion of Fund Performance†

Economic and Market Conditions
For U.S. equity investors, the 12-month period ended December 31, 2023, was a roller-coaster ride, driven largely by shifting perceptions of whether the U.S. Federal Reserve (the Fed) could bring the world’s largest economy in for a soft landing, and changing expectations of how long interest rates might remain high.
As the period opened in January 2023, U.S. equities began a rally that lasted through July. The initial tailwind was ChatGPT, an artificial intelligence (AI) application that led investors to perceive AI might become the next big innovation to drive the information technology (IT) sector. As a result, IT -- one of the worst-performing sectors in 2022 -- became a standout sector in 2023. Earlier recession fears that had weighed on stock prices receded as more investors came to view the U.S. economy as doing surprisingly well.
But from August through October 2023, the bond market halted the stock market’s momentum. As investors feared the Fed might keep rates higher for longer than they had anticipated just a few months earlier, longer-term bond interest rates rose sharply. Given the potential for relatively attractive returns with lower risk than stocks, many investors shifted asset allocations from equities to bonds.
In the final two months of the period, however, U.S. equities made another U-turn, as investors again revised their expectations of what the Fed might do. Encouraged by cooling economic data and declining inflation, investors began to conclude the Fed was done raising interest rates -- and might begin lowering rates as early as March 2024.
In response, the U.S. stock market ended the period on a high note, with the S&P 500® Index, a broad measure of U.S. stocks; the blue-chip Dow Jones Industrial Average®; and the technology-laden Nasdaq Composite Index each rising more than 9% in November and more than 4% in December 2023. Unlike the equity rally during the first half of the period driven by a handful of large-cap technology-related stocks, the year-end rally extended across a wider range of market capitalizations, with the small-cap Russell 2000® Index keeping pace with its large-cap brethren in November, and significantly outperforming them in December.
For the period as a whole, U.S. equity performance was also strong. The S&P 500® Index returned 26.29%, the Dow Jones Industrial Average® returned 16.18%, the Nasdaq Composite Index returned 44.64%, and the Russell 2000® Index returned 16.93%.
Fund Performance
For the 12-month period ended December 31, 2023, Calvert VP SRI Mid Cap Portfolio (the Fund) returned 11.64% at net asset value (NAV), underperforming its benchmark, the Russell Midcap® Index (the Index), which returned 17.23%.
Security selections in the Fund, especially in the financials sector, detracted most from performance relative to the Index during the period. Selections in the health care, consumer staples, and consumer discretionary sectors also weighed on Index-relative returns.
The Fund’s sector allocations contributed to Index-relative performance during the period. The Fund’s overweight exposure to the information technology and industrials sectors, which were particularly strong performers, led contributors. Lack of exposure to the energy sector, one of the weakest performers within the Index during the period, also enhanced Index-relative returns.
In the financials sector, First Republic Bank, a San-Francisco-based regional commercial bank that focused on high-net-worth clients, was a leading detractor from returns relative to the Index during the period. Its share price fell after customers lost confidence in the bank and withdrew uninsured deposits. By period-end, the stock was sold from the Fund.
In the health care sector, Royalty Pharma Plc. (Royalty Pharma), which finances innovation in the biopharmaceuticals industry by purchasing royalties on prominent drugs, detracted from Index-relative returns during the period. Royalty Pharma’s share price fell as the Biden administration sought to lower prices on certain drugs, leading to investor concerns that the company’s profitability might decrease.
Dollar General Corp. (Dollar General) is a discount-priced retailer of food, personal, and household products in the consumer discretionary sector. Dollar General’s share price dropped after the company reported lower-than-expected revenue and earnings due to tapering COVID stimulus funding and rising inflation, which decreased the purchasing power of the retailer’s low-income customers. In response, Dollar General reduced its financial forecasts for 2023. By period-end, the stock was sold from the Fund.
In contrast, Core & Main, Inc. (Core & Main), a distributor of water, sewer, and fire protection products, was a leading contributor to returns relative to the Index during the period. Core & Main’s share price rose steadily during the period with particular strength in the fourth quarter following better-than-expected third-quarter earnings.
Fair Isaac Corp. (Fair Isaac), a data analytics company specializing in credit scoring, contributed to Index-relative performance during the period. Fair Isaac’s share price rose after it announced better-than-expected earnings during the period. The company was able to increase user prices because of its strong competitive position within its market.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return.
2

Calvert
VP SRI Mid Cap Portfolio
December 31, 2023
Management's Discussion of Fund Performance† — continued

Trex Co., Inc. (Trex) is a manufacturer of residential and commercial building products. The building products industry was a top performer during the period, reflecting strong residential construction activity. Trex delivered higher-than-expected quarterly revenue and earnings throughout the period, and projected continued earnings growth based on favorable demand trends.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return.
3

Calvert
VP SRI Mid Cap Portfolio
December 31, 2023
Performance

Portfolio Manager(s) Michael D. McLean, CFA, J. Griffith Noble, CFA and Prachi Samudra, each of Calvert Research and Management
% Average Annual Total Returns[1,2]	Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Fund at NAV	07/16/1991	07/16/1991	11.64%	8.80%	6.19%

Russell Midcap® Index	—	—	17.23%	12.67%	9.42%

% Total Annual Operating Expense Ratios[3]
Gross	1.03%
Net	0.99
Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return.
4

Calvert
VP SRI Mid Cap Portfolio
December 31, 2023
Fund Profile

Sector Allocation (% of net assets)1

Top 10 Holdings (% of net assets)[1]
Cooper Cos., Inc. (The)	3.3%
Tyler Technologies, Inc.	2.9
Teleflex, Inc.	2.9
Core & Main, Inc., Class A	2.9
VeriSign, Inc.	2.7
Equity LifeStyle Properties, Inc.	2.7
AptarGroup, Inc.	2.6
Lamar Advertising Co., Class A	2.6
Alliant Energy Corp.	2.6
CMS Energy Corp.	2.5
Total	27.7%

Footnotes:
[1]	Excludes cash and cash equivalents.
5

Calvert
VP SRI Mid Cap Portfolio
December 31, 2023
Endnotes and Additional Disclosures

†	The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Calvert and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Calvert fund. This commentary may contain statements that are not historical facts, referred to as “forward-looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward-looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[1]	Russell Midcap® Index is an unmanaged index of U.S. mid-cap stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	There is no sales charge. Insurance-related charges are not included in the calculation of returns. If such charges were reflected, the returns would be lower. Please refer to the report for your insurance contract for performance data reflecting insurance-related charges.
Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/24. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
Additional Information
S&P 500® Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Dow Jones Industrial Average® is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. S&P Dow Jones Indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® and S&P 500® are registered trademarks of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); S&P DJI, Dow Jones and their respective affiliates do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. Nasdaq Composite Index is a market capitalization-weighted index of all domestic and international securities listed on Nasdaq. Source: Nasdaq, Inc. The information is provided by Nasdaq (with its affiliates, are referred to as the “Corporations”) and Nasdaq’s third party licensors on an “as is” basis and the Corporations make no guarantees and bear no liability of any kind with respect to the information or the Fund. Russell 2000® Index is an unmanaged index of 2,000 U.S. small-cap stocks.

6

Calvert
VP SRI Mid Cap Portfolio
December 31, 2023
Fund Expenses

Example
As a Fund shareholder, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2023 to December 31, 2023).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses and charges which are, or may be imposed under the variable annuity contract or variable life insurance policy (variable contracts) (if applicable) or qualified pension or retirement plans (Qualified Plans) through which your investment in the Fund is made. Therefore, the second line of the table is useful in comparing ongoing costs associated with an investment in vehicles which fund benefits under variable contracts and Qualified Plans, and will not help you determine the relative total costs of investing in the Fund through variable contracts or Qualified Plans. In addition, if these expenses and charges imposed under the variable contracts or Qualified Plans were included, your costs would have been higher.
	Beginning Account Value (7/1/23)	Ending Account Value (12/31/23)	Expenses Paid During Period* (7/1/23 – 12/31/23)	Annualized Expense Ratio
Actual
	$1,000.00	$1,032.80	$5.07 **	0.99%
Hypothetical
(5% return per year before expenses)
	$1,000.00	$1,020.21	$5.04 **	0.99%

*	Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on June 30, 2023. Expenses shown do not include insurance-related charges or direct expenses of Qualified Plans.
**	Absent a waiver and/or reimbursement of expenses by affiliate(s), expenses would be higher.
7

Calvert
VP SRI Mid Cap Portfolio
December 31, 2023
Schedule of Investments

Common Stocks — 99.2%

Security	Shares	Value
Automobile Components — 3.9%
Aptiv PLC(1)	4,662	$ 418,275
Dorman Products, Inc.(1)	7,079	590,459
		$ 1,008,734
Automobiles — 0.5%
Harley-Davidson, Inc.	3,627	$ 133,619
		$ 133,619
Banks — 1.1%
Commerce Bancshares, Inc.	5,538	$ 295,785
		$ 295,785
Biotechnology — 0.6%
Neurocrine Biosciences, Inc.(1)	1,089	$ 143,487
		$ 143,487
Building Products — 2.1%
Trex Co., Inc.(1)	6,495	$ 537,721
		$ 537,721
Capital Markets — 5.3%
LPL Financial Holdings, Inc.	2,005	$ 456,378
MarketAxess Holdings, Inc.	1,080	316,278
Tradeweb Markets, Inc., Class A	6,567	596,809
		$ 1,369,465
Chemicals — 2.3%
Quaker Chemical Corp.	2,761	$ 589,253
		$ 589,253
Commercial Services & Supplies — 4.1%
Copart, Inc.(1)	10,627	$ 520,723
Rentokil Initial PLC ADR	18,819	538,412
		$ 1,059,135
Communications Equipment — 2.3%
Motorola Solutions, Inc.	1,938	$ 606,768
		$ 606,768
Consumer Staples Distribution & Retail — 1.5%
Casey's General Stores, Inc.	926	$ 254,409
Sysco Corp.	1,819	133,024
		$ 387,433
Containers & Packaging — 2.6%
AptarGroup, Inc.	5,475	$ 676,819
		$ 676,819
Security	Shares	Value
Electric Utilities — 4.1%
Alliant Energy Corp.	12,917	$ 662,642
Xcel Energy, Inc.	6,449	399,258
		$ 1,061,900
Electrical Equipment — 3.1%
AMETEK, Inc.	3,722	$ 613,720
Generac Holdings, Inc.(1)	1,499	193,731
		$ 807,451
Electronic Equipment, Instruments & Components — 1.7%
TE Connectivity, Ltd.	3,152	$ 442,856
		$ 442,856
Financial Services — 0.5%
Euronet Worldwide, Inc.(1)	1,142	$ 115,902
		$ 115,902
Ground Transportation — 0.9%
Landstar System, Inc.	1,211	$ 234,510
		$ 234,510
Health Care Equipment & Supplies — 8.9%
Cooper Cos., Inc. (The)	2,226	$ 842,408
Envista Holdings Corp.(1)	10,801	259,872
IDEXX Laboratories, Inc.(1)	796	441,820
Teleflex, Inc.	2,989	745,277
		$ 2,289,377
Health Care Providers & Services — 0.5%
R1 RCM, Inc.(1)	12,526	$ 132,400
		$ 132,400
Hotels, Restaurants & Leisure — 5.4%
Aramark	6,555	$ 184,196
Domino's Pizza, Inc.	1,404	578,771
Wyndham Hotels & Resorts, Inc.	7,835	630,012
		$ 1,392,979
Household Products — 1.3%
Church & Dwight Co., Inc.	3,592	$ 339,659
		$ 339,659
Industrial REITs — 2.4%
Rexford Industrial Realty, Inc.	11,239	$ 630,508
		$ 630,508
Insurance — 6.4%
RLI Corp.	3,388	$ 451,011
Ryan Specialty Holdings, Inc.(1)	4,501	193,633

8
See Notes to Financial Statements.

Calvert
VP SRI Mid Cap Portfolio
December 31, 2023
Schedule of Investments — continued

Security	Shares	Value
Insurance (continued)
W.R. Berkley Corp.	7,278	$ 514,700
White Mountains Insurance Group, Ltd.	331	498,158
		$ 1,657,502
IT Services — 2.7%
VeriSign, Inc.(1)	3,443	$ 709,120
		$ 709,120
Machinery — 5.9%
Graco, Inc.	5,433	$ 471,367
Middleby Corp. (The)(1)	2,857	420,465
Nordson Corp.	2,380	628,701
		$ 1,520,533
Multi-Utilities — 2.5%
CMS Energy Corp.	11,306	$ 656,539
		$ 656,539
Pharmaceuticals — 2.3%
Jazz Pharmaceuticals PLC(1)	1,381	$ 169,863
Royalty Pharma PLC, Class A	14,738	413,990
		$ 583,853
Professional Services — 1.1%
Ceridian HCM Holding, Inc.(1)	4,302	$ 288,750
		$ 288,750
Residential REITs — 4.5%
Equity LifeStyle Properties, Inc.	9,709	$ 684,873
Mid-America Apartment Communities, Inc.	3,610	485,400
		$ 1,170,273
Semiconductors & Semiconductor Equipment — 1.7%
Microchip Technology, Inc.	4,861	$ 438,365
		$ 438,365
Software — 6.4%
Fair Isaac Corp.(1)	220	$ 256,082
Synopsys, Inc.(1)	1,250	643,638
Tyler Technologies, Inc.(1)	1,785	746,344
		$ 1,646,064
Specialized REITs — 2.6%
Lamar Advertising Co., Class A	6,235	$ 662,656
		$ 662,656
Specialty Retail — 4.2%
Burlington Stores, Inc.(1)	1,573	$ 305,917
O'Reilly Automotive, Inc.(1)	681	647,004
Security	Shares	Value
Specialty Retail (continued)
RH (1)	408	$ 118,924
		$ 1,071,845
Trading Companies & Distributors — 3.8%
Core & Main, Inc., Class A(1)	18,351	$ 741,564
United Rentals, Inc.	396	227,074
		$ 968,638
Total Common Stocks (identified cost $22,024,895)		$25,629,899

Short-Term Investments — 1.0%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.27%(2)	252,706	$ 252,706
Total Short-Term Investments (identified cost $252,706)		$ 252,706
Total Investments — 100.2% (identified cost $22,277,601)		$25,882,605
Other Assets, Less Liabilities — (0.2)%		$ (45,784)
Net Assets — 100.0%		$ 25,836,821

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2023.

Abbreviations:
ADR	– American Depositary Receipt
REITs	– Real Estate Investment Trusts

9
See Notes to Financial Statements.

Calvert
VP SRI Mid Cap Portfolio
December 31, 2023
Statement of Assets and Liabilities

December 31, 2023
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $22,024,895)	$ 25,629,899
Investments in securities of affiliated issuers, at value (identified cost $252,706)	252,706
Receivable for capital shares sold	17,024
Dividends receivable	15,329
Dividends receivable - affiliated	1,676
Directors' deferred compensation plan	7,981
Total assets	$25,924,615
Liabilities
Payable for capital shares redeemed	$ 21,790
Payable to affiliates:
Investment advisory fee	14,005
Administrative fee	2,595
Sub-transfer agency fee	122
Directors' deferred compensation plan	7,981
Other	37
Accrued expenses	41,264
Total liabilities	$ 87,794
Net Assets	$25,836,821
Sources of Net Assets
Paid-in capital	$ 21,936,574
Distributable earnings	3,900,247
Net Assets	$25,836,821

Net Assets	$ 25,836,821
Shares Outstanding	1,014,417
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 25.47
10
See Notes to Financial Statements.

Calvert
VP SRI Mid Cap Portfolio
December 31, 2023
Statement of Operations

Year Ended
December 31, 2023
Investment Income
Dividend income	$ 292,875
Dividend income - affiliated issuers	16,937
Securities lending income, net	107
Total investment income	$ 309,919
Expenses
Investment advisory fee	$ 167,310
Administrative fee	30,888
Directors' fees and expenses	1,757
Custodian fees	1,040
Transfer agency fees and expenses	14,838
Accounting fees	8,785
Professional fees	34,107
Reports to shareholders	4,506
Miscellaneous	3,382
Total expenses	$ 266,613
Waiver and/or reimbursement of expenses by affiliates	$ (11,432)
Net expenses	$ 255,181
Net investment income	$ 54,738
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ 259,631
Net realized gain	$ 259,631
Change in unrealized appreciation (depreciation):
Investment securities	$ 2,527,732
Net change in unrealized appreciation (depreciation)	$2,527,732
Net realized and unrealized gain	$2,787,363
Net increase in net assets from operations	$2,842,101
11
See Notes to Financial Statements.

Calvert
VP SRI Mid Cap Portfolio
December 31, 2023
Statements of Changes in Net Assets

	Year Ended December 31,
	2023	2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 54,738	$ 68,628
Net realized gain	259,631	21,059
Net change in unrealized appreciation (depreciation)	2,527,732	(7,066,187)
Net increase (decrease) in net assets from operations	$ 2,842,101	$ (6,976,500)
Distributions to shareholders	$ (48,109)	$ (5,915,849)
Net increase (decrease) in net assets from capital share transactions	$ (3,035,191)	$ 1,998,781
Net decrease in net assets	$ (241,199)	$(10,893,568)
Net Assets
At beginning of year	$ 26,078,020	$ 36,971,588
At end of year	$25,836,821	$ 26,078,020
12
See Notes to Financial Statements.

Calvert
VP SRI Mid Cap Portfolio
December 31, 2023
Financial Highlights

	Year Ended December 31,
	2023	2022	2021	2020	2019
Net asset value — Beginning of year	$ 22.86	$ 37.47	$ 34.10	$ 32.89	$ 27.48
Income (Loss) From Operations
Net investment income (loss)(1)	$ 0.05	$ 0.07	$ (0.03)	$ 0.08	$ 0.14
Net realized and unrealized gain (loss)	2.61	(8.03)	5.07	3.63	8.21
Total income (loss) from operations	$ 2.66	$ (7.96)	$ 5.04	$ 3.71	$ 8.35
Less Distributions
From net investment income	$ (0.05)	$ —	$ (0.07)	$ (0.14)	$ (0.15)
From net realized gain	—	(6.65)	(1.60)	(2.36)	(2.79)
Total distributions	$ (0.05)	$ (6.65)	$ (1.67)	$ (2.50)	$ (2.94)
Net asset value — End of year	$ 25.47	$ 22.86	$ 37.47	$ 34.10	$ 32.89
Total Return(2)	11.64%	(19.49)%	15.03%	12.24%	31.36%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$25,837	$26,078	$36,972	$35,873	$36,066
Ratios (as a percentage of average daily net assets):(3)
Total expenses	1.04%	1.03%	0.96%	0.99%	1.00%
Net expenses	0.99% (4)	0.99% (4)	0.96%	0.99%	0.99%
Net investment income (loss)	0.21%	0.24%	(0.09)%	0.26%	0.44%
Portfolio Turnover	31%	91%	74%	82%	72%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended December 31, 2023 and 2022).
13
See Notes to Financial Statements.

Calvert
VP SRI Mid Cap Portfolio
December 31, 2023
Notes to Financial Statements

1  Significant Accounting Policies
Calvert VP SRI Mid Cap Portfolio (the Fund) is a diversified series of Calvert Variable Series, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to provide long-term capital appreciation by investing primarily in a portfolio of the equity securities of mid-sized companies that are undervalued but demonstrate a potential for growth.
Shares of the Fund are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts and to qualified pension and retirement plans and other eligible investors.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
14

Calvert
VP SRI Mid Cap Portfolio
December 31, 2023
Notes to Financial Statements — continued

The following table summarizes the market value of the Fund's holdings as of December 31, 2023, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$ 25,629,899(1)	$ —	$ —	$ 25,629,899
Short-Term Investments	252,706	—	—	252,706
Total Investments	$25,882,605	$ —	$ —	$25,882,605

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain.
C  Foreign Currency Transactions— The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
D  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund distributes any net investment income and net realized capital gains at least annually. Both types of distributions are made in shares of the Fund unless an election is made on behalf of a separate account to receive some or all of the distributions in cash. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
E  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F   Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.65% of the Fund’s average daily net assets and is payable monthly. For the year ended December 31, 2023, the investment advisory fee amounted to $167,310.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended December 31, 2023, the investment advisory fee paid was reduced by $515 relating to the Fund's investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.99% of the Fund’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after April 30, 2024. For the year ended December 31, 2023, CRM waived or reimbursed expenses of $10,917.
15

Calvert
VP SRI Mid Cap Portfolio
December 31, 2023
Notes to Financial Statements — continued

The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets and is payable monthly. For the year ended December 31, 2023, CRM was paid administrative fees of $30,888.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended December 31, 2023, sub-transfer agency fees and expenses incurred to EVM amounted to $353 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $214,000 ($225,000 effective January 1, 2024), an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $40,000 annual fee, Committee chairs receive an additional $15,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Shareholder Servicing Plan
The Corporation, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan), which permits the Fund to enter into shareholder servicing agreements with intermediaries that maintain accounts in the Fund for the benefit of shareholders. These services may include, but are not limited to, processing purchase and redemption requests, processing dividend payments, and providing account information to shareholders. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.11% of its average daily net assets. For the year ended December 31, 2023, expenses incurred under the Servicing Plan amounted to $14,070 and are included in transfer agency fees and expenses on the Statement of Operations.
4  Investment Activity
During the year ended December 31, 2023, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $7,795,499 and $10,766,665, respectively.
5  Distributions to Shareholders and Income Tax Information
The tax character of distributions declared for the years ended December 31, 2023 and December 31, 2022 was as follows:
	Year Ended December 31,
	2023	2022
Ordinary income	$48,109	$ 845,481
Long-term capital gains	$ —	$5,070,368
As of December 31, 2023, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed ordinary income	$ 52,252
Undistributed long-term capital gains	244,077
Net unrealized appreciation	3,603,918
Distributable earnings	$3,900,247
16

Calvert
VP SRI Mid Cap Portfolio
December 31, 2023
Notes to Financial Statements — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$22,278,688
Gross unrealized appreciation	$ 4,610,936
Gross unrealized depreciation	(1,007,018)
Net unrealized appreciation	$ 3,603,918
6  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
The Fund did not have any securities on loan at December 31, 2023.
7  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. In connection with the renewal of the agreement on October 24, 2023, the borrowing limit was decreased from $725 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit at December 31, 2023. The Fund did not have any significant borrowings or allocated fees during the year ended December 31, 2023.
8  Affiliated Investments
At December 31, 2023, the value of the Fund’s investment in funds that may be deemed to be affiliated was $252,706, which represents 1.0% of the Fund’s net assets. Transactions in such investments by the Fund for the year ended December 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$284,995	$5,798,945	$(5,831,234)	$ —	$ —	$252,706	$16,937	252,706
17

Calvert
VP SRI Mid Cap Portfolio
December 31, 2023
Notes to Financial Statements — continued

9  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 1,000,000,000 common shares, $0.01 par value.
Transactions in capital shares were as follows:
	Year Ended December 31, 2023		Year Ended December 31, 2022
	Shares	Amount	Shares	Amount
Shares sold	34,380	$ 822,053	39,506	$ 1,154,913
Reinvestment of distributions	2,064	48,109	284,416	5,915,849
Shares redeemed	(162,830)	(3,905,353)	(169,691)	(5,071,981)
Net increase (decrease)	(126,386)	$(3,035,191)	154,231	$ 1,998,781
At December 31, 2023, separate accounts of four insurance companies each owned more than 10% of the value of the outstanding shares of the Fund, aggregating 85.6%.
18

Calvert
VP SRI Mid Cap Portfolio
December 31, 2023
Report of Independent Registered Public Accounting Firm

To the Board of Directors of Calvert Variable Series, Inc. and Shareholders of Calvert VP SRI Mid Cap Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Calvert VP SRI Mid Cap Portfolio (the "Fund") (one of the funds constituting Calvert Variable Series, Inc.), including the schedule of investments, as of December 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. The financial highlights for the years ended December 31, 2020 and 2019 were audited by other auditors whose report, dated February 18, 2021, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 16, 2024
We have served as the auditor of one or more Calvert investment companies since 2021.
19

Calvert
VP SRI Mid Cap Portfolio
December 31, 2023
Federal Tax Information (Unaudited)

As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations and capital gains dividends.
Qualified Dividend Income. For the fiscal year ended December 31, 2023, the Fund designates approximately $207,399, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.
Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund's dividend distribution that qualifies under tax law. For the Fund's fiscal 2023 ordinary income dividends, 100% qualifies for the corporate dividends received deduction.
Capital Gains Dividends. The Fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2023, $244,077 or, if subsequently determined to be different, the net capital gain of such year.
20

Calvert
VP SRI Mid Cap Portfolio
December 31, 2023
Management and Organization

Fund Management. The Directors of Calvert Variable Series, Inc. (the Corporation) are responsible for the overall management and supervision of the affairs of the Corporation. The Board members and officers of the Corporation are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Board members hold indefinite terms of office. Each Board member holds office until his or her successor is elected and qualified, or until his or her earlier death, resignation, retirement, removal or disqualification. Under the terms of the Fund’s current Board member retirement policy, an Independent Board member must retire at the end of the calendar year in which he or she turns 75. However, if such retirement would cause the Fund to be out of compliance with Section 16 of the 1940 Act or any other regulations or guidance of the SEC, then such retirement will not become effective until such time as action has been taken for the Fund to be in compliance therewith. The “noninterested Directors” consist of those Directors who are not “interested persons” of the Corporation, as that term is defined under the 1940 Act. The business address of each Board member and the Chief Compliance Officer is 2050 M Street NW, Washington, DC 20036 and the business address of the Secretary, Vice President and Chief Legal Officer and the Treasurer is Two International Place, Boston, Massachusetts 02110. As used below, “CRM” refers to Calvert Research and Management and “Eaton Vance” refers to Eaton Vance Management. Each Director oversees 46 funds in the Calvert fund complex. Each of Eaton Vance and CRM are indirect, wholly owned subsidiaries of Morgan Stanley. Each officer affiliated with CRM may hold a position with other CRM affiliates that is comparable to his or her position with CRM listed below.
Name and Year of Birth	Corporation Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience
Interested Director
Von M. Hughes(1) 1969	Director and President	Since 2023	President and Chief Executive Officer and Managing Director of Calvert Research and Management. Managing Director of Morgan Stanley Investment Management (MSIM) (since 2022). Formerly, Managing Director of PAAMCO Prisma (investment management firm) (2003-2022). Mr. Hughes is an interested person because of his positions with CRM and certain affiliates.
Other Directorships. Tradeweb Markets Inc. (financial services) (2021-2022); National Association of Investment Companies (2018-2021).
Noninterested Directors
Alice Gresham Bullock 1950	Chair and Director	Since 2016 (Chair); Since 1999 (Director)	Professor Emerita at Howard University School of Law. Dean Emerita of
Howard University School of Law and Deputy Director of the Association
of American Law Schools (1992-1994).
Other Directorships. None.
Cari M. Dominguez 1949	Director	Since 2016	Former Chair of the U.S. Equal Employment Opportunity Commission.
Other Directorships. ManpowerGroup Inc. (workforce solutions company);
Triple S Management Corporation (managed care); National Association of Corporate Directors.
Karen Fang(2) 1958	Director	Since 2023	Formerly, Managing Director, Wealth Management at GAMCO Asset Management (asset management firm) (2020-2023). Formerly, Managing Director, Senior Portfolio Manager of Fiduciary Trust Company International (wealth management firm) (1993-2019).
Other Directorships. None.
Miles D. Harper, III 1962	Director	Since 2016	Private investor (2022-present). Formerly, Partner, Carr Riggs & Ingram (public accounting firm) (2014-2022). Partner, Gainer Donnelly & Desroches (public accounting firm) (now Carr Riggs & Ingram) (1999-2014).
Other Directorships. Bridgeway Funds (9) (asset management).
Joy V. Jones 1950	Director	Since 2016	Attorney. Other Directorships. Palm Management Corporation.
Eddie Ramos(2) 1967	Director	Since 2023	Private investor (2022-present). Formerly, Head of External Advisors/Diversity Portfolio Management at the New Jersey Division of Investment (2020-2022). Formerly, Chief Investment Officer and Lead Portfolio Manager – Global Fundamental Equities at Cornerstone Capital Management (asset management firm) (2011-2017).
Other Directorships. Macquarie Optimum Funds (6) (asset management) (2022-2023).

21

Calvert
VP SRI Mid Cap Portfolio
December 31, 2023
Management and Organization — continued

Name and Year of Birth	Corporation Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience
Noninterested Directors (continued)
Anthony A. Williams 1951	Director	Since 2016	CEO and Executive Director of the Federal City Council (July 2012 to
present); Senior Adviser and Independent Consultant for King and
Spalding LLP (September 2015 to present); Executive Director of Global
Government Practice at the Corporate Executive Board (January 2010 to
January 2012).
Other Directorships. Freddie Mac; Evoq Properties/Meruelo Maddux
Properties, Inc. (real estate management); Weston Solutions, Inc.
(environmental services); Bipartisan Policy Center’s Debt Reduction Task Force;
Chesapeake Bay Foundation; Catholic University of America; Urban Institute (research organization); The Howard Hughes Corporation (real estate development); Old Dominion National Bank.
Name and Year of Birth	Corporation Position(s)	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Directors
Hope L. Brown 1973	Chief Compliance Officer	Since 2014	Chief Compliance Officer of 46 registered investment companies advised by CRM (since 2014). Vice President and Chief Compliance Officer, Wilmington Funds (2012-2014).
Deidre E. Walsh 1971	Secretary, Vice President and Chief Legal Officer	Since 2021	Vice President of CRM and officer of 46 registered investment companies advised by CRM (since 2021). Also Vice President of Eaton Vance and certain of its affiliates and officer of 127 registered investment companies advised or administered by Eaton Vance.
James F. Kirchner 1967	Treasurer	Since 2016	Vice President of CRM and officer of 46 registered investment companies advised by CRM (since 2016). Also Vice President of Eaton Vance and certain of its affiliates and officer of 127 registered investment companies advised or administered by Eaton Vance.

(1) Mr. Hughes is an interested person of the Fund because of his positions with the Fund’s adviser and certain affiliates.
(2) Ms. Fang and Mr. Ramos began serving as Directors effective October 30, 2023.
The SAI for the Fund includes additional information about the Directors and officers of the Fund and can be obtained without charge on Calvert’s website at www.calvert.com or by calling 1-800-368-2745.
22

Calvert Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

23

Calvert Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
24

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
Tailored Shareholder Reports. Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Calvert Funds.
25

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Investment Adviser and Administrator
Calvert Research and Management
2050 M Street NW
Washington, DC 20036
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
SS&C Global Investor & Distribution Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022
Fund Offices
2050 M Street NW
Washington, DC 20036
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24219     12.31.23

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-368-2745. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Directors has determined that Miles D. Harper III, an “independent” Director serving on the registrant’s audit committee, is an “audit committee financial expert,” as defined in Item 3 of Form N-CSR. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert.

The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Directors in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services

(a) –(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended December 31, 2022 and December 31, 2023 for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by its principal accountant during such periods.

Fiscal Years Ended	12/31/22	%*	12/31/23	%*
Audit Fees	$47,000	0%	$51,900	0%
Audit-Related Fees(1)	$0	0%	$0	0%
Tax Fees(2)	$0	0%	$0	0%
All Other Fees(3)	$0	0%	$0	0%

Total	$47,000	0%	$51,900	0%

*	Percentage of fees approved by the Audit Committee pursuant to (c)(7)(i)(C) of Rule 2-01 of Reg. S-X (statutory de minimis waiver of Committee’s requirement to pre-approve).

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e) The Audit Committee is required to pre-approve all audit and non-audit services provided to the registrant by the auditors, and to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant. In determining whether to pre-approve non-audit services, the Audit Committee considers whether the services are consistent with maintaining the independence of the auditors. The Committee may delegate its authority to pre-approve certain matters to one or more of its members. In this regard, the Committee has delegated authority jointly to the Audit Committee Chair together with another Committee member with respect to non-audit services not exceeding $25,000 in each instance. In addition, the Committee has pre-approved the retention of the auditors to provide tax-related services related to the tax treatment and tax accounting of newly acquired securities, upon request by the investment adviser in each instance.

(f) Not applicable.

(g) Aggregate non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant:

Fiscal Year ended 12/31/22		Fiscal Year ended 12/31/23
$	%*	$	%*
$0	0%	$52,836	0%

*	Percentage of fees approved by the Audit Committee pursuant to (c)(7)(i)(C) of Rule 2-01 of Reg. S-X (statutory de minimis waiver of Committee’s requirement to pre-approve).

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 Act, as amended (the “1940 Act”) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (“Exchange Act”), as of a date within 90 days of the filing date of this report.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT VARIABLE SERIES, INC.

By:	/s/ Von Hughes
Von Hughes
President

Date: February 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: February 23, 2024

By:	/s/ Von Hughes
Von Hughes
President

Date: February 23, 2024